UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Bond Fund of America® Investment portfolio September 30, 2013 unaudited

Bonds, notes & other debt instruments 96.73%
Corporate bonds, notes & loans 33.51%
Financials 8.23%	Principal amount	Value
Diversified financials 2.75%	(000)	(000)

Bank of America Corp., Series L, 3.625% 2016	$ 9,700	$10,209
Bank of America Corp. 3.75% 2016	22,480	23,842
Bank of America Corp. 2.00% 2018	15,000	14,770
Merrill Lynch & Co., Inc. 4.625% 2018	€4,330	6,296
Bank of America Corp. 5.65% 2018	$ 8,205	9,271
Bank of America Corp. 7.625% 2019	5,955	7,313
Bank of America Corp. 5.625% 2020	10,500	11,785
Bank of America Corp. 5.00% 2021	5,000	5,381
Bank of America Corp. 5.875% 2021	13,110	14,885
Bank of America Corp. 3.30% 2023	55,400	52,021
Goldman Sachs Group, Inc. 3.625% 2016	27,625	29,096
Murray Street Investment Trust I 4.647% 2017	6,120	6,533
Goldman Sachs Group, Inc. 2.90% 2018	27,125	27,379
Goldman Sachs Group, Inc. 7.50% 2019	4,045	4,894
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,488
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,554
Goldman Sachs Group, Inc. 3.625% 2023	38,305	36,716
Goldman Sachs Group, Inc. 6.25% 2041	7,470	8,397
Morgan Stanley, Series F, 2.875% 2014	14,750	14,850
Morgan Stanley 1.75% 2016	13,500	13,576
Morgan Stanley 3.80% 2016	8,850	9,322
Morgan Stanley 2.125% 2018	41,435	40,437
Morgan Stanley, Series F, 5.625% 2019	28,625	31,992
Morgan Stanley 3.75% 2023	3,600	3,479
Morgan Stanley 6.375% 2042	900	1,022
JPMorgan Chase & Co. 3.40% 2015	17,500	18,242
JPMorgan Chase & Co. 1.625% 2018	47,980	46,528
JPMorgan Chase & Co. 4.625% 2021	6,500	6,941
JPMorgan Chase & Co. 3.20% 2023	12,900	12,097
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[1]	6,139	5,402
Citigroup Inc. 4.587% 2015	18,750	20,067
Citigroup Inc. 4.75% 2015	9,554	10,116
Citigroup Inc. 1.30% 2016	2,000	1,997
Citigroup Inc. 3.953% 2016	8,300	8,843
Citigroup Inc. 4.45% 2017	4,000	4,335
Citigroup Inc. 6.125% 2017	7,000	8,059
Citigroup Inc. 8.50% 2019	9,945	12,720
Citigroup Inc. 6.675% 2043	13,900	15,017
American Express Credit Co. 1.75% 2015	14,500	14,771
American Express Co. 6.15% 2017	150	175
American Express Co. 0.852% 2018[1]	8,268	8,267
American Express Co. 1.55% 2018	22,932	22,447
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,530
Berkshire Hathaway Inc. 1.55% 2018	2,000	1,983
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Diversified financials (continued)	(000)	(000)

Berkshire Hathaway Inc. 2.00% 2018	$ 5,210	$ 5,232
Berkshire Hathaway Inc. 3.00% 2022	13,175	12,825
Berkshire Hathaway Inc. 4.40% 2042	2,000	1,845
UBS AG 2.25% 2014	14,500	14,592
UBS AG 5.75% 2018	2,245	2,593
UBS AG 4.875% 2020	14,149	15,845
UBS AG 7.50% 2025	800	965
CME Group Inc. 5.30% 2043	19,250	19,929
Lazard Group LLC 7.125% 2015	16,500	17,867
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,555
iStar Financial Inc., 3.875% 2016	2,075	2,091
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,3]	3,462	3,475
iStar Financial Inc., Series B, 9.00% 2017	7,635	8,704
iStar Financial Inc., 4.875% 2018	250	244
Northern Trust Corp. 4.625% 2014	8,475	8,688
Northern Trust Corp. 5.85% 2017[4]	3,750	4,281
Discover Financial Services 2.00% 2018	6,200	6,070
Jefferies Group, Inc. 6.50% 2043	4,200	4,168
Franklin Resources, Inc. 1.375% 2017	2,700	2,655
Franklin Resources, Inc. 2.80% 2022	1,300	1,230
NASDAQ OMX Group, Inc. 5.25% 2018	2,670	2,895
Springleaf Finance Corp., Term Loan B, 5.50% 2017[1,2,3]	2,527	2,534
Charles Schwab Corp, 2.20% 2018	1,390	1,404
International Lease Finance Corp. 4.875% 2015	835	867
		785,599

Real estate 2.56%

Prologis, Inc. 5.75% 2016	9,300	10,240
Prologis, Inc. 6.125% 2016	5,690	6,439
Prologis, Inc. 6.25% 2017	6,115	6,954
Prologis, Inc. 6.625% 2018	47,517	55,628
Prologis, Inc. 2.75% 2019	19,345	19,364
Prologis, Inc. 6.875% 2020	9,687	11,439
Prologis, Inc. 4.25% 2023	23,315	23,246
Westfield Group 5.75% 2015[4]	32,000	34,826
Westfield Group 5.70% 2016[4]	8,000	8,958
Westfield Group 7.125% 2018[4]	16,725	19,934
Westfield Group 6.75% 2019[4]	10,750	12,801
Westfield Group 4.625% 2021[4]	13,955	14,749
Westfield Group 3.375% 2022[4]	17,290	16,333
Hospitality Properties Trust 7.875% 2014	3,060	3,139
Hospitality Properties Trust 5.125% 2015	9,925	10,240
Hospitality Properties Trust 6.30% 2016	29,368	31,971
Hospitality Properties Trust 5.625% 2017	1,195	1,300
Hospitality Properties Trust 6.70% 2018	30,450	34,194
Hospitality Properties Trust 5.00% 2022	5,375	5,380
Hospitality Properties Trust 4.50% 2023	11,265	10,846
Kimco Realty Corp., Series C, 4.82% 2014	17,200	17,658
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,861
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,448
Kimco Realty Corp. 5.70% 2017	28,450	31,972
Kimco Realty Corp. 4.30% 2018	10,000	10,811
Kimco Realty Corp. 6.875% 2019	5,440	6,569
Kimco Realty Corp. 3.125% 2023	750	690
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Real estate (continued)	(000)	(000)

Developers Diversified Realty Corp. 5.50% 2015	$16,838	$ 17,937
Developers Diversified Realty Corp. 9.625% 2016	9,960	11,822
Developers Diversified Realty Corp. 7.50% 2017	15,356	17,955
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,324
Developers Diversified Realty Corp. 7.875% 2020	6,697	8,211
Developers Diversified Realty Corp. 3.375% 2023	1,160	1,060
Goodman Funding Pty Ltd. 6.375% 2020[4]	8,425	9,390
Goodman Funding Pty Ltd. 6.00% 2022[4]	25,785	28,007
ERP Operating LP 6.584% 2015	10,000	10,872
ERP Operating LP 7.125% 2017	5,595	6,549
ERP Operating LP 4.625% 2021	5,380	5,691
ERP Operating LP 3.00% 2023	10,275	9,470
American Tower Corp. 4.625% 2015	7,000	7,317
American Tower Corp. 3.40% 2019	18,075	17,891
American Tower Corp. 5.90% 2021	2,000	2,113
Simon Property Group, LP 6.75% 2014	9,100	9,299
Simon Property Group, LP 4.20% 2015	2,430	2,521
Simon Property Group, LP 10.35% 2019	8,995	12,250
AvalonBay Communities, Inc. 3.625% 2020	13,020	13,245
AvalonBay Communities, Inc. 2.85% 2023	10,985	10,001
UDR, Inc., Series A, 5.25% 2015	12,780	13,411
UDR, Inc. 3.70% 2020	4,615	4,646
Realogy Corp., Letter of Credit, 4.50% 2016[1,2,3]	29	29
Realogy Corp. 7.875% 2019[4]	7,925	8,698
Realogy Corp., Term Loan B, 4.50% 2020[1,2,3]	9,222	9,299
American Campus Communities, Inc. 3.75% 2023	16,460	15,601
Alexandria Real Estate Equities, Inc. 3.90% 2023	12,395	11,669
Corporate Office Properties Trust 3.60% 2023	8,924	8,108
Corporate Office Properties LP 5.25% 2024	2,000	2,058
Mack-Cali Realty Corp. 2.50% 2017	1,045	1,034
Mack-Cali Realty Corp. 3.15% 2023	6,040	5,332
Essex Portfolio L.P. 3.25% 2023	6,185	5,685
Crescent Resources 10.25% 2017[4]	4,700	5,076
Piedmont Operating Partnership LP 3.40% 2023	5,300	4,833
Host Hotels & Resorts LP 3.75% 2023	3,000	2,784
Ryman Hospitality Properties, Inc. 5.00% 2021[4]	2,525	2,380
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,089
Brandywine Operating Partnership, LP 5.70% 2017	25	28
Brandywine Operating Partnership, LP 3.95% 2023	100	95
FelCor Lodging Trust Inc. 5.625% 2023	665	623
		729,393

Banks 1.96%

HSBC Bank PLC 1.50% 2018[4]	29,225	28,445
HSBC USA Inc. 2.625% 2018	8,679	8,807
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,948
HSBC Holdings PLC 4.875% 2020	20,125	21,720
HSBC Holdings PLC 4.00% 2022	3,250	3,314
PNC Funding Corp. 5.40% 2014	10,000	10,338
PNC Financial Services Group, Inc. 2.854% 2022	39,639	36,728
PNC Preferred Funding Trust I, junior subordinated 1.904% (undated) [1,4]	12,700	10,938
BNP Paribas 3.60% 2016	14,000	14,799
BNP Paribas 5.00% 2021	21,225	23,004
BNP Paribas 3.25% 2023	16,035	15,054
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Banks (continued)	(000)	(000)

BNP Paribas, junior subordinated 7.195% (undated) [1,4]	$ 3,000	$ 3,026
Standard Chartered PLC 3.85% 2015[4]	19,327	20,088
Standard Chartered PLC 3.20% 2016[4]	26,136	27,398
Wells Fargo & Co. 1.25% 2016	10,100	10,114
Wells Fargo & Co. 3.676% 2016	14,000	14,933
Wells Fargo & Co. 1.50% 2018	13,225	13,030
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,271
Nordea Bank AB 3.125% 2017[4]	12,500	13,074
Nordea Bank AB 1.625% 2018[4]	13,100	12,771
Royal Bank of Scotland PLC 3.95% 2015	15,000	15,717
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	8,013
Royal Bank of Scotland PLC 5.625% 2020	8,435	9,330
Barclays Bank PLC 5.125% 2020	18,125	20,268
Barclays Bank PLC 6.00% 2021	€4,000	6,006
UniCredito Italiano SpA 6.00% 2017[4]	$16,933	17,722
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	17,150
Westpac Banking Corp. 3.00% 2015	14,400	15,079
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,266
Santander Issuances, SA Unipersonal 6.50% 2019[1,4]	11,600	11,837
US Bancorp., Series T, 1.65% 2017	13,000	13,089
Royal Bank of Canada 1.50% 2018	8,830	8,703
Royal Bank of Canada 2.20% 2018	3,600	3,616
Svenska Handelsbanken AB 1.625% 2018	12,500	12,306
Regions Financial Corp. 7.75% 2014	4,211	4,524
Regions Financial Corp. 5.20% 2015	590	622
Regions Financial Corp. 5.75% 2015	975	1,045
Regions Financial Corp. 2.00% 2018	5,850	5,686
VEB Finance Ltd. 6.902% 2020[4]	9,100	10,010
VEB Finance Ltd. 6.80% 2025[4]	500	531
Korea Development Bank 8.00% 2014	10,265	10,495
Banco del Estado de Chile 4.125% 2020[4]	10,000	10,240
BBVA Bancomer SA 4.50% 2016[4]	3,225	3,386
BBVA Bancomer SA, junior subordinated 7.25% 2020[4]	2,430	2,596
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,461
CIT Group Inc., Series C, 4.75% 2015[4]	3,150	3,268
CIT Group Inc. 4.25% 2017	1,400	1,432
CIT Group Inc. 5.00% 2017	3,150	3,327
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,105
HSBK (Europe) BV 7.25% 2021[4]	6,710	6,959
Bank of India 3.625% 2018[4]	5,000	4,786
Intesa Sanpaolo SpA 6.50% 2021[4]	4,500	4,689
HBOS PLC 4.375% 2019[1]	€2,870	3,862
Development Bank of Kazakhstan 5.50% 2015[4]	$ 2,735	2,882
Eole Finance SPC, 2.341% 2024[2,4]	2,111	2,043
		558,851

Insurance 0.96%

American International Group, Inc. 4.875% 2016	5,000	5,482
American International Group, Inc. 3.80% 2017	20,750	22,089
American International Group, Inc. 3.375% 2020	4,500	4,510
American International Group, Inc. 4.875% 2022	5,000	5,375
American International Group, Inc. 4.125% 2024	26,990	27,077
ACE INA Holdings Inc. 5.875% 2014	17,445	18,075
ACE INA Holdings Inc. 2.60% 2015	19,990	20,732
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Insurance (continued)	(000)	(000)

ACE INA Holdings Inc. 2.70% 2023	$ 3,000	$ 2,823
Prudential Financial, Inc. 2.30% 2018	6,110	6,172
Prudential Financial, Inc. 4.50% 2021	3,000	3,209
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	14,150	17,729
QBE Insurance Group Ltd. 2.40% 2018[4]	23,210	22,641
CNA Financial Corp. 5.85% 2014	4,500	4,760
CNA Financial Corp. 6.50% 2016	8,000	9,055
CNA Financial Corp. 7.35% 2019	2,770	3,381
CNA Financial Corp. 5.875% 2020	1,250	1,444
CNA Financial Corp. 7.25% 2023	2,000	2,422
Monumental Global Funding III 5.25% 2014[4]	20,000	20,272
MetLife Global Funding I 2.50% 2015[4]	17,000	17,571
AXA SA 8.60% 2030	6,715	8,135
AXA SA, Series B, junior subordinated 6.379% (undated) [1,4]	5,065	4,894
RSA Insurance Group PLC 9.375% 2039[1]	£3,765	7,571
RSA Insurance Group PLC 8.50% (undated) [1]	2,429	4,155
UnumProvident Finance Co. PLC 6.85% 2015[4]	$2,400	2,666
Unum Group 7.125% 2016	6,500	7,440
Liberty Mutual Group Inc. 6.70% 2016[4]	6,250	7,069
Liberty Mutual Group Inc. 4.25% 2023[4]	1,705	1,667
Allstate Corp. 3.15% 2023	5,775	5,607
Allstate Corp. 4.50% 2043	3,000	2,919
Assicurazioni Generali SpA 10.125% 2042	€2,500	4,101
Genworth Holdings, Inc. 4.90% 2023	$ 1,570	1,580
Swiss RE Treasury 2.875% 2022[4]	1,075	1,014
Loews Corp. 6.00% 2035	225	248
		273,885

Energy 4.70%

Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,102
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,406
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,791
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,284
Kinder Morgan Energy Partners, LP 2.65% 2019	4,120	4,098
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,632
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,375
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,968
Kinder Morgan Energy Partners, LP 3.95% 2022	6,000	5,913
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,036
Kinder Morgan Energy Partners, LP 3.45% 2023	4,500	4,218
Kinder Morgan Energy Partners, LP 3.50% 2023	22,560	21,086
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	4,805
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,195
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,736
Transocean Inc. 5.05% 2016	16,250	17,826
Transocean Inc. 2.50% 2017	8,300	8,332
Transocean Inc. 6.375% 2021	32,330	36,008
Transocean Inc. 3.80% 2022	23,635	22,305
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	29,167
Enbridge Energy Partners, LP 9.875% 2019	27,005	35,439
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,623
Enbridge Energy Partners, LP 4.20% 2021	5,500	5,587
Enbridge Energy Partners, LP, Series B, 7.50% 2038	7,450	8,770
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,414
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Enbridge Inc. 5.80% 2014	$ 1,200	$ 1,243
Enbridge Inc. 5.60% 2017	19,200	21,412
Enbridge Inc. 4.00% 2023	45,550	45,711
Total Capital SA 3.00% 2015	17,000	17,697
Total Capital International 1.55% 2017	13,140	13,221
Total Capital International 2.875% 2022	22,560	21,692
Total Capital International 2.70% 2023	7,075	6,603
Total Capital Canada Ltd. 2.75% 2023	4,745	4,461
StatoilHydro ASA 2.90% 2014	15,360	15,763
Statoil ASA 3.125% 2017	10,000	10,640
Statoil ASA 0.554% 2018[1]	7,690	7,689
StatoilHydro ASA 1.20% 2018	8,880	8,715
Statoil ASA 3.15% 2022	18,300	18,106
StatoilHydro ASA 2.45% 2023	1,290	1,182
Chevron Corp. 1.718% 2018	9,610	9,592
Chevron Corp. 2.355% 2022	20,840	19,234
Chevron Corp. 3.191% 2023	32,190	31,697
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[2]	11,700	13,501
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,504
Petróleos Mexicanos 5.50% 2021	11,200	12,040
Petróleos Mexicanos 4.875% 2022	4,290	4,387
Petróleos Mexicanos 4.875% 2024	7,015	7,033
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,467
Petróleos Mexicanos 6.50% 2041	4,150	4,321
Petróleos Mexicanos 5.50% 2044	1,000	913
Gazprom OJSC 5.092% 2015	8,750	9,292
Gazprom OJSC 5.092% 2015[4]	6,125	6,505
Gaz Capital SA, Series 7, 6.212% 2016	5,300	5,817
Gazprom OJSC 3.85% 2020[4]	3,750	3,591
Gazprom OJSC 6.51% 2022[4]	14,500	15,588
Gazprom OJSC, Series 9, 6.51% 2022	13,750	14,781
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,420
Anadarko Petroleum Corp. 6.375% 2017	17,500	20,365
Anadarko Petroleum Corp. 8.70% 2019	8,745	11,259
Anadarko Petroleum Corp. 6.20% 2040	1,750	1,968
Devon Energy Corp. 3.25% 2022	48,375	46,411
Devon Energy Corp. 4.75% 2042	1,000	916
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	5,698	5,826
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4]	34,690	35,644
Enterprise Products Operating LLC 5.20% 2020	4,125	4,598
Enterprise Products Operating LLC 4.05% 2022	8,300	8,449
Enterprise Products Operating LLC 3.35% 2023	20,800	19,734
Enterprise Products Operating LLC 4.85% 2042	7,500	7,058
Enterprise Products Operating LLC 4.85% 2044	900	842
Shell International Finance BV 3.10% 2015	10,000	10,451
Shell International Finance BV 1.125% 2017	20,150	20,025
Shell International Finance BV 3.625% 2042	10,880	9,544
Spectra Energy Partners, LP 2.95% 2016	6,375	6,526
Spectra Energy Partners, LP 2.95% 2018	2,430	2,473
Spectra Energy Partners 4.60% 2021	2,185	2,260
Spectra Energy Partners, LP 4.75% 2024	27,315	28,216
Cenovus Energy Inc. 3.00% 2022	28,310	26,912
Cenovus Energy Inc. 3.80% 2023	6,550	6,492
Cenovus Energy Inc. 6.75% 2039	1,750	2,079
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	$15,800	$16,406
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	12,556
Williams Partners L.P. 3.35% 2022	6,500	6,032
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,422
BG Energy Capital PLC 2.875% 2016[4]	8,635	9,049
BG Energy Capital PLC 4.00% 2021[4]	9,930	10,249
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	25,584	26,313
Petrobras Global Finance Co. 3.00% 2019	3,090	2,914
Petrobras International Finance Co. 5.375% 2021	11,115	11,225
Petrobras International Finance Co. 6.875% 2040	6,970	6,916
Petrobras International Finance Co. 6.75% 2041	500	486
Petrobras Global Finance Co. 5.625% 2043	1,060	893
Reliance Holdings Ltd. 4.50% 2020[4]	6,350	6,279
Reliance Holdings Ltd. 5.40% 2022[4]	6,350	6,376
Reliance Holdings Ltd. 6.25% 2040[4]	10,000	9,188
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,485
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	330	345
Ras Laffan Liquefied Natural Gas III 5.832% 2016[2]	1,034	1,099
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	11,895	12,669
Ras Laffan Liquefied Natural Gas III 6.332% 2027[2]	2,000	2,271
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,740
Energy Transfer Partners, L.P. 3.60% 2023	11,255	10,509
Husky Energy Inc. 6.20% 2017	12,830	14,782
Apache Corp. 2.625% 2023	8,315	7,638
Apache Corp. 4.25% 2044	7,260	6,376
Peabody Energy Corp. 6.00% 2018	12,245	12,276
Peabody Energy Corp. 6.25% 2021	500	488
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,958
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,705
NGPL PipeCo LLC 7.119% 2017[4]	1,950	1,731
NGPL PipeCo LLC 9.625% 2019[4]	11,435	10,692
Marathon Oil Corp. 0.90% 2015	11,000	11,005
Alpha Natural Resources, Inc. 9.75% 2018	7,415	7,563
Alpha Natural Resources, Inc. 6.00% 2019	1,100	924
Alpha Natural Resources, Inc. 6.25% 2021	2,950	2,434
Korea National Oil Corp. 4.00% 2016[4]	6,850	7,317
Harvest Operations Corp. 2.125% 2018[4]	2,945	2,864
Woodside Finance Ltd. 4.60% 2021[4]	9,565	10,139
QGOG Constellation S.A. 6.25% 2019[4]	10,330	9,839
Ecopetrol SA 7.625% 2019	625	742
Ecopetrol SA 5.875% 2023	7,500	7,819
CONSOL Energy Inc. 8.00% 2017	1,945	2,076
CONSOL Energy Inc. 8.25% 2020	5,730	6,174
Transportadora de Gas Peru SA 4.25% 2028[4]	8,050	7,004
Samson Investment Co., Term Loan B, 6.00% 2018[1,2,3]	300	301
Samson Investment Co. 10.25% 2020[4]	5,520	5,879
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,173
Teekay Corp. 8.50% 2020	5,715	6,144
CNOOC Finance (2013) Ltd. 3.00% 2023	6,800	6,127
Arch Coal, Inc. 7.00% 2019	3,245	2,547
Arch Coal, Inc. 7.25% 2021	4,475	3,412
PDC Energy Inc. 7.75% 2022	4,725	5,032
Sabine Pass Liquefaction, LLC 5.625% 2021[4]	5,100	5,017
Phillips 66 5.875% 2042	4,410	4,648
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Energy Transfer Partners, L.P. 7.50% 2020	$ 4,250	$ 4,569
Denbury Resources Inc. 4.625% 2023	4,800	4,416
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,088
Spectra Energy Partners, LP 5.95% 2043	3,485	3,683
Western Gas Partners LP 4.00% 2022	3,175	3,088
Oasis Petroleum Inc. 6.875% 2022[4]	2,550	2,697
Access Midstream Partners, L.P. 5.875% 2021	1,900	1,962
Bonanza Creek Energy, Inc. 6.75% 2021	1,050	1,066
Transportadora de Gas Internacional 5.70% 2022[4]	1,000	1,008
		1,340,807

Consumer discretionary 3.42%
Media 1.58%

NBCUniversal Media, LLC 2.10% 2014	7,500	7,562
NBCUniversal Media, LLC 2.875% 2016	15,000	15,721
NBCUniversal Enterprise, Inc. 0.953% 2018[1,4]	10,425	10,486
NBCUniversal Enterprise, Inc. 1.974% 2019[4]	8,645	8,407
NBCUniversal Media, LLC 5.15% 2020	7,000	7,951
NBCUniversal Media, LLC 4.375% 2021	500	539
NBCUniversal Media, LLC 2.875% 2023	7,300	6,959
NBCUniversal Media, LLC 4.45% 2043	2,100	1,948
NBCUniversal Enterprise, Inc. 5.25% (undated) [4]	17,895	17,743
Time Warner Inc. 5.875% 2016	19,170	21,732
Time Warner Inc. 4.75% 2021	9,590	10,291
Time Warner Inc. 3.40% 2022	2,500	2,432
Time Warner Companies, Inc. 7.57% 2024	12,340	15,203
Time Warner Inc. 6.20% 2040	9,450	10,327
Time Warner Inc. 6.25% 2041	5,500	6,066
Time Warner Inc. 4.90% 2042	5,500	5,163
Comcast Corp. 5.875% 2018	7,320	8,550
Comcast Corp. 5.15% 2020	7,500	8,506
Comcast Corp. 2.85% 2023	3,000	2,852
Comcast Corp. 4.25% 2033	6,000	5,676
Comcast Corp. 6.95% 2037	12,020	15,170
Comcast Corp. 4.65% 2042	4,000	3,818
Cox Communications, Inc. 5.45% 2014	3,437	3,632
Cox Communications, Inc. 2.95% 2023[4]	38,930	33,687
Thomson Reuters Corp. 6.50% 2018	29,355	34,573
Time Warner Cable Inc. 7.50% 2014	10,050	10,378
Time Warner Cable Inc. 6.75% 2018	11,650	13,027
Time Warner Cable Inc. 4.00% 2021	10,280	9,610
News America Inc. 6.90% 2019	12,750	15,372
News America Inc. 3.00% 2022	7,750	7,279
News America Inc. 4.00% 2023[4]	685	687
News America Inc. 6.15% 2037	300	327
News America Inc. 6.65% 2037	7,800	8,890
Viacom Inc. 2.50% 2018	1,550	1,549
Viacom Inc. 4.25% 2023	20,830	20,768
Viacom Inc. 5.85% 2043	3,600	3,677
DISH DBS Corp. 4.625% 2017	7,005	7,198
DISH DBS Corp. 4.25% 2018	9,400	9,459
WPP Finance 2010 4.75% 2021	12,590	13,004
WPP Finance 2010 5.125% 2042	1,300	1,190
Virgin Media Finance PLC 8.375% 2019[4]	8,050	8,754
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Media (continued)	(000)	(000)

UPC Germany GmbH 9.625% 2019	€1,250	$ 1,883
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,878
CBS Corp. 1.95% 2017	8,000	8,052
Omnicom Group Inc. 3.625% 2022	8,000	7,690
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,350	7,534
Grupo Televisa, SAB 6.625% 2040	5,200	5,662
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,640
Gannett Co., Inc. 6.375% 2023[4]	$ 6,950	6,915
Warner Music Group 6.00% 2021[4]	2,520	2,627
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,105	2,184
Univision Communications Inc. 5.125% 2023[4]	1,425	1,372
		451,600

Automobiles & components 0.90%

DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	16,890
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	11,000	11,054
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	10,750	10,757
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	15,050	15,528
Daimler Finance NA LLC 3.00% 2016[4]	2,000	2,082
DaimlerChrysler North America Holding Corp. 1.125% 2018[1,4]	7,500	7,548
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	13,450	13,332
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	11,700	11,735
DaimlerChrysler North America Holding Corp. 8.50% 2031	6,500	9,354
Ford Motor Credit Co. 1.70% 2016	10,500	10,508
Ford Motor Credit Co. 2.50% 2016	13,250	13,519
Ford Motor Credit Co. 2.375% 2018	38,450	38,194
Ford Motor Credit Co. 4.375% 2023	18,190	18,244
Ford Motor Co. 4.75% 2043	500	448
RCI Banque 3.50% 2018[4]	38,200	38,897
Volkswagen International Finance NV 0.884% 2014[1,4]	12,000	12,029
Volkswagen International Finance NV 2.875% 2016[4]	1,000	1,042
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,369
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,082
Dynacast International LLC 9.25% 2019	2,825	3,107
		257,719

Retailing 0.55%

Dollar General Corp. 4.125% 2017	5,000	5,319
Dollar General Corp. 1.875% 2018	13,100	12,729
Dollar General Corp. 3.25% 2023	67,750	61,851
Staples, Inc. 9.75% 2014	23,470	24,058
Nordstrom, Inc. 6.75% 2014	18,975	19,744
Macy’s Retail Holdings, Inc. 7.875% 2015[1]	9,891	11,059
Home Depot, Inc. 4.40% 2021	7,500	8,239
Home Depot, Inc. 3.75% 2024	2,200	2,232
Toys “R” Us Property Co. II, LLC 8.50% 2017	7,275	7,657
Lowe’s Companies, Inc. 5.00% 2043	4,000	4,045
		156,933

Consumer services 0.39%

MGM Resorts International 5.875% 2014	21,345	21,852
MGM Resorts International 6.625% 2015	2,600	2,814
Caesars Entertainment Operating Co. 11.25% 2017	6,295	6,405
Caesars Entertainment Operating Co. 8.00% 2020[4,5]	4,350	4,350
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Consumer services (continued)	(000)	(000)

Caesars Entertainment Operating Co. 9.00% 2020	$ 6,575	$ 6,213
Caesars Entertainment Operating Co. 9.00% 2020	2,455	2,320
Hilton Worldwide, Term Loan B, 4.00% 2021[1,2,3]	3,250	3,250
Hilton Hotels Corp. 5.625% 2021[4]	7,700	7,734
Seminole Tribe of Florida 5.798% 2013[4]	2,270	2,270
Seminole Tribe of Florida 7.804% 2020[4]	7,115	7,684
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[1,2,3]	1,075	1,084
Playa Resorts Holding BV 8.00% 2020[4]	6,300	6,678
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	6,910	7,273
Burger King Corp 0%/11.00% 2019[4,6]	8,075	7,146
Mohegan Tribal Gaming Authority 11.00% 2018[1,4,7]	6,750	6,733
Boyd Gaming Corp. 9.125% 2018	3,920	4,283
NCL Corp. Ltd. 5.00% 2018[4]	3,850	3,860
Seneca Gaming Corp. 8.25% 2018[4]	2,775	2,994
Laureate Education, Inc. 9.25% 2019[4]	2,100	2,278
Royal Caribbean Cruises Ltd. 11.875% 2015	1,700	2,002
Marina District Finance Co., Inc. 9.50% 2015	1,800	1,892
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 12.00% 2018[1,7]	1,550	1,308
		112,423

Health care 3.29%
Pharmaceuticals, biotechnology & life sciences 1.66%

AbbVie Inc. 1.75% 2017	23,440	23,275
AbbVie Inc. 2.90% 2022	59,670	55,938
AbbVie Inc. 4.40% 2042	18,890	17,167
Gilead Sciences, Inc. 2.40% 2014	7,215	7,367
Gilead Sciences, Inc. 3.05% 2016	14,765	15,605
Gilead Sciences, Inc. 4.40% 2021	24,870	26,695
Gilead Sciences, Inc. 5.65% 2041	8,905	9,884
Roche Holdings, Inc. 6.00% 2019[4]	30,312	36,175
Roche Holdings, Inc. 7.00% 2039[4]	15,560	20,686
Schering-Plough Corp. 5.30% 2013[1]	6,000	6,048
Schering-Plough Corp. 6.00% 2017	5,300	6,176
Merck & Co., Inc. 2.80% 2023	24,590	23,315
Merck & Co., Inc. 4.15% 2043	1,500	1,394
Amgen Inc. 2.50% 2016	18,765	19,497
Amgen Inc. 2.125% 2017	11,567	11,751
Amgen Inc. 3.625% 2022	990	978
Amgen Inc. 5.375% 2043	2,790	2,789
inVentiv Health Inc. 9.00% 2018[4]	12,725	12,852
inVentiv Health Inc. 11.00% 2018[4]	19,255	15,645
inVentiv Health Inc. 11.00% 2018[4]	7,555	6,138
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,482
GlaxoSmithKline Capital Inc. 2.80% 2023	2,900	2,745
GlaxoSmithKline Capital Inc. 6.375% 2038	5,600	7,009
GlaxoSmithKline Capital Inc. 4.20% 2043	3,250	3,032
VPI Escrow Corp. 6.75% 2018[4]	4,650	4,999
VPI Escrow Corp. 6.375% 2020[4]	13,280	13,878
VPI Escrow Corp. 7.50% 2021[4]	3,080	3,334
Biogen Idec Inc. 6.875% 2018	17,000	20,205
Novartis Capital Corp. 4.125% 2014	11,025	11,170
Novartis Securities Investment Ltd. 5.125% 2019	4,530	5,196
Pfizer Inc. 6.20% 2019	10,000	12,061
Sanofi 0.558% 2014[1]	10,000	10,021
Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Pharmaceuticals, biotechnology & life sciences (continued)	(000)	(000)

Teva Pharmaceutical Financial IV LLC, 2.25% 2020	$ 1,140	$ 1,083
Teve Pharmaceutical Finance Company BV, 2.95% 2022	9,350	8,684
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,3]	8,521	8,606
INC Research LLC 11.50% 2019[4]	7,845	8,473
PRA Holdings, Inc. 9.50% 2023[4]	6,820	7,050
Quintiles, Term Loan B-2, 4.00% 2018[1,2,3]	5,030	5,057
Johnson & Johnson 0.354% 2014[1]	5,000	5,006
		474,466

Health care equipment & services 1.63%

Express Scripts Inc. 2.75% 2014	14,500	14,819
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,658
Express Scripts Inc. 3.125% 2016	16,127	16,894
Express Scripts Inc. 2.65% 2017	31,280	32,279
Express Scripts Inc. 4.75% 2021	4,500	4,826
Express Scripts Inc. 3.90% 2022	22,350	22,690
Express Scripts Inc. 6.125% 2041	3,000	3,443
UnitedHealth Group Inc. 0.85% 2015	5,525	5,542
UnitedHealth Group Inc. 1.40% 2017	6,095	6,024
UnitedHealth Group Inc. 6.00% 2017	19,920	23,025
UnitedHealth Group Inc. 1.625% 2019	7,800	7,528
UnitedHealth Group Inc. 2.75% 2023	880	822
UnitedHealth Group Inc. 2.875% 2023	15,985	15,080
UnitedHealth Group Inc. 5.70% 2040	1,250	1,389
UnitedHealth Group Inc. 3.95% 2042	315	271
Baxter International Inc. 1.85% 2018	11,030	11,035
Baxter International Inc. 2.40% 2022	2,600	2,414
Baxter International Inc. 3.20% 2023	33,200	32,474
Cardinal Health, Inc. 4.00% 2015	3,990	4,202
Cardinal Health, Inc. 1.90% 2017	3,550	3,563
Cardinal Health, Inc. 1.70% 2018	4,935	4,829
Cardinal Health, Inc. 4.625% 2020	6,020	6,445
Cardinal Health, Inc. 3.20% 2023	16,490	15,415
Coventry Health Care, Inc. 6.30% 2014	11,395	11,936
Aetna Inc. 1.50% 2017	6,730	6,616
Aetna Inc. 2.75% 2022	16,000	14,801
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[1,2,3]	1,705	1,718
Kinetic Concepts, Inc. 10.50% 2018	19,815	21,970
Kinetic Concepts, Inc. 12.50% 2019	7,860	8,292
Tenet Healthcare Corp. 6.00% 2020[4]	14,570	14,925
Tenet Healthcare Corp. 4.375% 2021[4]	480	443
Tenet Healthcare Corp. 4.50% 2021	1,300	1,224
Tenet Healthcare Corp. 8.125% 2022[4]	4,245	4,441
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[1,2,3]	3,350	3,363
PTS Acquisition Corp. 9.75% 2017	€8,775	12,287
WellPoint, Inc. 2.30% 2018	$13,940	13,965
Humana Inc. 3.15% 2022	9,650	9,000
Humana Inc. 4.625% 2042	5,350	4,782
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,5]	3,600	3,600
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,5]	2,715	2,715
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5]	5,075	5,075
Symbion Inc. 8.00% 2016	10,050	10,653
VWR Funding, Inc. 7.25% 2017	8,740	9,264
Boston Scientific Corp. 6.00% 2020	8,075	9,250
Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Health care equipment & services (continued)	(000)	(000)

HCA Inc. 6.50% 2020	$ 4,745	$ 5,154
HCA Inc. 5.875% 2023	3,780	3,723
Select Medical Holdings Corp. 6.375% 2021[4]	9,070	8,639
DENTSPLY International Inc. 2.75% 2016	5,620	5,794
Dignity Health 3.125% 2022	4,100	3,786
ConvaTec Finance International SA 8.25% 2019[1,4,7]	3,500	3,509
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[1,2,3]	2,821	2,853
Centene Corp. 5.75% 2017	2,565	2,719
IMS Health Inc. 7.375% 2018[1,4,7]	2,325	2,386
HealthSouth Corp. 5.75% 2024	2,405	2,321
McKesson Corp. 3.25% 2016	1,580	1,666
McKesson Corp. 1.40% 2018	370	361
DJO Finance LLC 7.75% 2018	445	443
DJO Finance LLC 8.75% 2018	835	912
DJO Finance LLC 9.875% 2018	265	282
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,225
Multiplan Inc. 9.875% 2018[4]	980	1,088
Surgical Care Affiliates, Inc. 10.00% 2017[4]	925	962
		463,810

Telecommunication services 3.06%

Verizon Communications Inc. 7.375% 2013	260	262
Verizon Communications Inc. 5.55% 2014	70,750	71,859
Verizon Communications Inc. 3.00% 2016	24,000	25,040
Verizon Communications Inc. 2.002% 2018[1]	21,000	22,108
Verizon Communications Inc. 8.50% 2018	8,000	10,265
Verizon Communications Inc. 8.75% 2018	3,246	4,176
Verizon Communications Inc. 5.15% 2023	61,565	66,142
Verizon Communications Inc. 6.55% 2043	85,218	96,530
Sprint Nextel Corp. 8.375% 2017	5,075	5,760
Sprint Nextel Corp. 9.125% 2017	9,250	10,684
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	510	597
Sprint Nextel Corp. 7.00% 2020	6,700	6,851
Sprint Nextel Corp. 11.50% 2021	6,550	8,450
Sprint Corp. 7.875% 2023[4]	25,525	26,099
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,774
Deutsche Telekom International Finance BV 3.125% 2016[4]	15,300	15,928
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,550	11,730
Deutsche Telekom International Finance BV 9.25% 2032	8,744	12,834
Telecom Italia Capital SA 6.999% 2018	10,687	11,790
Telecom Italia Capital SA 7.175% 2019	25,715	28,408
Telecom Italia Capital SA 7.20% 2036	3,179	2,969
Telecom Italia Capital SA 7.721% 2038	11,255	10,888
Wind Acquisition SA 11.75% 2017[4]	27,212	28,947
Wind Acquisition SA 11.75% 2017	€9,600	13,848
Wind Acquisition SA 7.25% 2018[4]	$ 5,075	5,278
Wind Acquisition SA 7.25% 2018[4]	1,600	1,664
AT&T Inc. 0.90% 2016	10,000	9,960
SBC Communications Inc. 5.625% 2016	22,575	25,143
AT&T Inc. 1.40% 2017	12,015	11,743
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,059
Telefónica Emisiones, SAU 3.192% 2018	30,805	30,433
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[1,2,3]	19,252	19,283
Cricket Communications, Inc. 7.75% 2020	17,200	19,544
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Koninklijke KPN NV 8.375% 2030	$24,893	$ 31,927
NII Capital Corp. 10.00% 2016	50	48
NII Capital Corp. 7.875% 2019[4]	4,075	3,718
NII Capital Corp. 8.875% 2019	750	589
NII Capital Corp. 11.375% 2019[4]	11,400	11,856
NII Capital Corp. 7.625% 2021	15,080	10,782
Frontier Communications Corp. 8.125% 2018	1,500	1,673
Frontier Communications Corp. 8.50% 2020	2,950	3,275
Frontier Communications Corp. 9.25% 2021	2,450	2,818
Frontier Communications Corp. 8.75% 2022	1,275	1,399
Frontier Communications Corp. 7.125% 2023	4,575	4,609
Frontier Communications Corp. 7.625% 2024	12,675	12,738
Vodafone Group PLC 0.90% 2016	22,000	21,976
Vodafone Group PLC 2.50% 2022	3,214	2,861
France Télécom 4.375% 2014	11,440	11,748
France Télécom 2.125% 2015	9,805	9,961
France Télécom 4.125% 2021	2,525	2,549
LightSquared, Term Loan B, 12.00% 2014[2,3,7,8]	18,669	22,029
MetroPCS Wireless, Inc. 6.25% 2021[4]	13,425	13,542
MetroPCS Wireless, Inc. 6.625% 2023[4]	6,450	6,490
Intelsat Jackson Holding Co. 6.625% 2022[4]	14,580	14,544
América Móvil, SAB de CV 2.375% 2016	3,000	3,066
América Móvil, SAB de CV 5.00% 2020	6,700	7,239
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,019
Digicel Group Ltd. 8.25% 2020[4]	$ 6,650	6,916
Digicel Group Ltd. 6.00% 2021[4]	4,100	3,864
Trilogy International Partners, LLC 10.25% 2016[4]	9,250	8,926
Level 3 Communications, Inc. 11.875% 2019	1,000	1,155
		871,363

Industrials 2.93%
Capital goods 1.68%

General Electric Co. 0.85% 2015	13,000	13,037
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,032
General Electric Capital Corp. 1.50% 2016	7,818	7,877
General Electric Capital Corp. 2.95% 2016	2,790	2,919
General Electric Capital Corp. 2.30% 2017	5,000	5,135
General Electric Corp. 5.25% 2017	7,455	8,494
General Electric Capital Corp. 1.625% 2018	9,057	8,927
General Electric Capital Corp., Series A, 6.00% 2019	26,050	30,362
General Electric Co. 2.70% 2022	11,400	10,779
General Electric Capital Corp. 3.10% 2023	39,600	37,134
General Electric Co. 4.125% 2042	4,000	3,686
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated) [1]	1,700	1,580
Volvo Treasury AB 5.95% 2015[4]	54,693	58,398
United Technologies Corp. 1.80% 2017	3,660	3,728
United Technologies Corp. 3.10% 2022	10,870	10,718
United Technologies Corp. 4.50% 2042	14,195	13,842
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,305	25,946
Associated Materials, LLC 9.125% 2017[4]	260	278
European Aeronautic Defence and Space Company 2.70% 2023[4]	24,400	22,478
Ply Gem Industries, Inc. 9.375% 2017	1,980	2,099
Ply Gem Industries, Inc. 8.25% 2018	18,012	19,363
JELD-WEN Escrow Corp. 12.25% 2017[4]	18,700	21,365
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Capital goods (continued)	(000)	(000)

Nortek Inc. 10.00% 2018	$ 8,000	$ 8,820
Nortek Inc. 8.50% 2021	8,645	9,445
US Investigations Services, Inc., Term Loan B, 5.00% 2015[1,2,3]	521	520
US Investigations Services, Inc., Term Loan D, 7.75% 2015[1,2,3]	4,929	4,901
US Investigations Services, Inc. 10.50% 2015[4]	7,200	6,390
US Investigations Services, Inc. 11.75% 2016[4]	6,610	5,024
DAE Aviation Holdings, Inc. 11.25% 2015[4]	12,558	12,605
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[1,2,3]	2,248	2,259
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[1,2,3]	1,019	1,024
BAE Systems Holdings Inc. 4.95% 2014[4]	13,505	13,851
Euramax International, Inc. 9.50% 2016	12,510	12,041
HD Supply, Inc. 11.50% 2020	9,700	11,591
ABB Finance (USA) Inc. 1.625% 2017	4,745	4,756
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,533
Honeywell International Inc. 5.00% 2019	8,725	10,017
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,3]	8,585	8,649
BE Aerospace, Inc. 5.25% 2022	6,135	6,120
Builders Firstsource 7.625% 2021[4]	5,100	5,113
Raytheon Co. 6.75% 2018	4,030	4,843
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	3,650	3,769
Esterline Technologies Corp. 7.00% 2020	3,475	3,736
Odebrecht Finance Ltd 7.125% 2042[4]	3,000	2,872
Safway Group Holding 7.00% 2018[4]	2,000	2,040
Boeing Company 0.95% 2018	1,410	1,356
Precision Castparts Corp. 1.25% 2018	1,300	1,269
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[1,2,3]	1,637	893
		478,614

Transportation 1.16%

Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2]	1,839	1,904
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[2]	60	64
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	539	562
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	34	35
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2]	9,435	9,960
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	15,056	16,025
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	210	222
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	7,438	8,105
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[2]	4,053	4,200
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[2]	236	257
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	738	767
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	10,800	11,502
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[2]	3,736	3,859
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	12,277	13,735
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	9,815	11,171
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	679	707
Burlington Northern Santa Fe LLC 7.00% 2014	125	128
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,225
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,540
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	7,790
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,819
Burlington Northern Santa Fe LLC 3.05% 2022	4,500	4,304
Burlington Northern Santa Fe LLC 3.00% 2023	9,080	8,565
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	5,889
Burlington Northern Santa Fe LLC 5.15% 2043	2,750	2,776
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Transportation (continued)	(000)	(000)

Northwest Airlines, Inc., Term Loan B, 3.75% 2013[1,2,3]	$ 784	$ 760
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[1,2,3]	46,839	43,560
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[2]	1,414	1,538
Union Pacific Corp. 5.125% 2014	8,430	8,572
Union Pacific Corp. 5.75% 2017	12,250	14,119
Union Pacific Corp. 4.00% 2021	12,500	13,277
Union Pacific Corp. 4.821% 2044[4]	3,395	3,446
Norfolk Southern Corp. 5.75% 2016	3,390	3,749
Norfolk Southern Corp. 5.75% 2018	5,000	5,779
Norfolk Southern Corp. 3.00% 2022	15,250	14,730
Canadian National Railway Co. 1.45% 2016	6,090	6,153
Canadian National Railway Co. 2.85% 2021	10,000	9,787
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	8,184
Navios Maritime Holdings Inc. 8.875% 2017	1,460	1,533
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,490	5,476
Navios Logistics Finance (US) Inc., 9.25% 2019	375	405
Brunswick Rail Finance Ltd. 6.50% 2017[4]	4,790	4,795
Brunswick Rail Finance Ltd. 6.50% 2017	4,610	4,615
CSX Corp. 7.375% 2019	7,500	9,225
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,4]	8,500	8,553
CEVA Group PLC 11.625% 2016[4]	5,715	5,944
CEVA Group PLC 8.375% 2017[4]	209	212
Red de Carreteras de Occidente 9.00% 2028	MXN61,570	4,196
Far East Capital Limited SA 8.00% 2018[4]	$ 1,415	1,244
Far East Capital Limited SA 8.75% 2020[4]	2,835	2,474
ENA Norte Trust 4.95% 2028[2,4]	3,374	3,410
TRAC Intermodal 11.00% 2019	2,950	3,319
Watco Companies 6.375% 2023[4]	2,005	1,995
Avianca Holdings SA, 8.375% 2020[4]	1,925	1,992
ERAC USA Finance Co. 5.625% 2042[4]	1,000	1,018
HDTFS Inc. 5.875% 2020	800	828
		331,999

Commercial & professional services 0.09%

Republic Services, Inc. 3.80% 2018	2,000	2,133
Republic Services, Inc. 5.00% 2020	5,000	5,461
Republic Services, Inc. 3.55% 2022	500	489
Republic Services, Inc. 5.70% 2041	2,000	2,152
Waste Management, Inc. 2.60% 2016	3,330	3,445
Waste Management, Inc. 4.60% 2021	5,455	5,830
R.R. Donnelley & Sons Co. 7.25% 2018	4,075	4,523
R.R. Donnelley & Sons Co. 7.00% 2022	1,600	1,616
ADS Waste Escrow 8.25% 2020[4]	650	689
		26,338

Utilities 2.55%

Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	17,750	21,249
CMS Energy Corp. 8.75% 2019	605	778
CMS Energy Corp. 6.25% 2020	2,477	2,859
Consumers Energy Co. 2.85% 2022	12,500	12,194
CMS Energy Corp. 5.05% 2022	28,542	30,637
Niagara Mohawk Power 3.553% 2014[4]	14,850	15,252
National Grid PLC 6.30% 2016	37,605	42,728
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	56,985
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	$ 8,025	$ 9,638
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,940	12,349
NV Energy, Inc 6.25% 2020	21,865	25,565
CenterPoint Energy Resources Corp. 4.50% 2021	41,366	45,011
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	229
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	41,461
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,259
Teco Finance, Inc. 6.75% 2015	15,546	16,613
Teco Finance, Inc. 4.00% 2016	3,333	3,539
Teco Finance, Inc. 6.572% 2017	4,539	5,249
Teco Finance, Inc. 5.15% 2020	8,949	9,775
Tampa Electric Co. 2.60% 2022	1,900	1,792
Tampa Electric Co. 4.10% 2042	5,060	4,549
FirstEnergy Corp., Series A, 2.75% 2018	18,500	18,015
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,522
Iberdrola Finance Ireland 3.80% 2014[4]	13,099	13,414
Scottish Power PLC 5.375% 2015	15,000	15,831
Iberdrola Finance Ireland 5.00% 2019[4]	4,000	4,246
Public Service Co. of Colorado 5.80% 2018	9,606	11,331
Public Service Co. of Colorado 3.20% 2020	5,005	5,121
Public Service Co. of Colorado 2.50% 2023	4,285	3,986
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	8,905
PG&E Corp. 5.75% 2014	2,000	2,049
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,114
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,777
Pacific Gas and Electric Co. 3.25% 2023	15,700	14,996
Ohio Power Co., Series H, 4.85% 2014	5,965	6,038
American Electric Power Co. 1.65% 2017	10,195	10,028
American Electric Power Co. 2.95% 2022	12,905	11,911
Progress Energy, Inc. 6.05% 2014	2,100	2,151
Progress Energy, Inc. 7.05% 2019	8,840	10,697
Progress Energy, Inc. 7.00% 2031	750	907
Progress Energy, Inc. 7.75% 2031	3,920	5,041
Duke Energy Indiana, Inc. 4.90% 2043	5,860	6,001
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,655
Virginia Electric and Power Co. 1.20% 2018	9,600	9,387
Virginia Electric and Power Co. 2.95% 2022	3,535	3,487
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	12,000	13,650
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,071
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	3,055	3,410
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	572
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,706
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,000	1,138
Entergy Corp. 4.70% 2017	13,900	14,899
Entergy Arkansas, INC 3.05% 2023	6,100	5,810
E.ON International Finance BV 5.80% 2018[4]	17,500	20,337
Veolia Environnement 6.00% 2018	12,530	14,412
Enel Finance International SA 3.875% 2014[4]	3,235	3,314
Enel Finance International SA 5.125% 2019[4]	2,000	2,090
Enel Società per Azioni 8.75% 2073[1,4]	7,500	7,674
AES Corp. 7.75% 2015	6,575	7,331
AES Corp. 8.00% 2020	2,350	2,691
TXU, Term Loan, 4.682% 2017[1,2,3]	14,373	9,702
CEZ, a s 4.25% 2022[4]	8,480	8,514
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

SP PowerAssets Ltd. 5.00% 2013[4]	$ 8,000	$ 8,018
Midwest Generation, LLC, Series B, 8.56% 2016[2,8]	7,968	7,929
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	6,328
Colbun SA 6.00% 2020[4]	5,400	5,799
PSEG Power LLC 2.75% 2016	3,140	3,268
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,511
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	6,470	5,769
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,377
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,553	1,671
		728,312

Consumer staples 2.41%
Food, beverage & tobacco 1.96%

Altria Group, Inc. 9.25% 2019	4,392	5,808
Altria Group, Inc. 4.75% 2021	7,350	7,813
Altria Group, Inc. 2.85% 2022	6,800	6,242
Altria Group, Inc. 2.95% 2023	19,000	17,372
Altria Group, Inc. 9.95% 2038	6,350	9,506
Altria Group, Inc. 10.20% 2039	4,000	6,117
Altria Group, Inc. 4.25% 2042	3,000	2,507
Altria Group, Inc. 4.50% 2043	18,500	16,059
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,408
Anheuser-Busch InBev NV 4.125% 2015	32,375	33,880
Anheuser-Busch InBev NV 7.75% 2019	7,250	9,135
ConAgra Foods, Inc. 1.30% 2016	11,130	11,150
ConAgra Foods, Inc. 1.90% 2018	14,025	13,859
ConAgra Foods, Inc. 3.20% 2023	33,990	31,875
ConAgra Foods, Inc. 4.65% 2043	4,075	3,712
Reynolds American Inc. 3.25% 2022	29,560	27,275
Reynolds American Inc. 4.85% 2023	11,250	11,712
Reynolds American Inc. 4.75% 2042	8,000	7,000
Reynolds American Inc. 6.15% 2043	10,890	11,432
SABMiller Holdings Inc. 1.85% 2015[4]	2,000	2,026
SABMiller Holdings Inc. 2.45% 2017[4]	22,495	23,133
SABMiller Holdings Inc. 2.20% 2018[4]	16,800	16,777
SABMiller Holdings Inc. 3.75% 2022[4]	12,030	12,152
Pernod Ricard SA 2.95% 2017[4]	16,500	17,134
Pernod Ricard SA 4.45% 2022[4]	26,500	27,263
Pernod Ricard SA 5.50% 2042[4]	3,000	3,066
Kraft Foods Inc. 1.625% 2015	8,120	8,250
Kraft Foods Inc. 2.25% 2017	7,140	7,289
Kraft Foods Inc. 3.50% 2022	21,280	21,064
Kraft Foods Inc. 6.50% 2040	2,000	2,358
Kraft Foods Inc. 5.00% 2042	6,000	5,965
British American Tobacco International Finance PLC 2.125% 2017[4]	23,125	23,534
British American Tobacco International Finance PLC 9.50% 2018[4]	15,750	21,158
Coca-Cola Co. 1.50% 2015	18,970	19,350
Coca-Cola Co. 1.80% 2016	10,500	10,796
Coca-Cola Co. 3.15% 2020	4,190	4,320
PepsiCo, Inc. 3.10% 2015	17,000	17,555
PepsiCo, Inc. 2.50% 2016	7,500	7,810
Philip Morris International Inc. 2.90% 2021	9,200	8,935
Philip Morris International Inc. 2.50% 2022	1,600	1,477
Philip Morris International Inc. 2.625% 2023	2,500	2,317
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples — Food, beverage & tobacco (continued)	(000)	(000)

Kraft Foods Inc. 6.125% 2018	$ 6,000	$ 6,945
Kraft Foods Inc. 5.375% 2020	2,500	2,828
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,882
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,362
Marfrig Holdings (Europe) BV 9.875% 2017[4]	2,940	2,896
Marfrig Overseas Ltd. 9.50% 2020[4]	1,470	1,382
Marfrig Overseas Ltd. 9.50% 2020	325	306
Del Monte Corp. 7.625% 2019	3,500	3,649
Smithfield Foods, Inc. 7.75% 2017	750	857
Smithfield Foods, Inc. 5.25% 2018[4]	375	385
Smithfield Foods, Inc. 5.875% 2021[4]	300	305
Smithfield Foods, Inc. 6.625% 2022	1,370	1,416
BFF International Ltd. 7.25% 2020[4]	2,500	2,775
Constellation Brands, Inc. 8.375% 2014	550	595
Constellation Brands, Inc. 7.25% 2017	750	863
Constellation Brands, Inc. 6.00% 2022	500	535
Constellation Brands, Inc. 4.25% 2023	400	368
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,272
Cott Beverages Inc. 8.375% 2017	1,000	1,049
		558,261

Food & staples retailing 0.45%

Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,008
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,102
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,032
Wal-Mart Stores, Inc. 2.55% 2023	9,625	8,922
Wal-Mart Stores, Inc. 4.75% 2043	3,250	3,236
Kroger Co. 7.50% 2014	6,500	6,628
Kroger Co. 3.90% 2015	10,000	10,548
Kroger Co. 6.40% 2017	13,000	14,997
Kroger Co. 5.15% 2043	11,070	10,874
Delhaize Group 6.50% 2017	16,205	18,383
Tesco PLC 5.50% 2017[4]	12,459	14,016
Rite Aid Corp. 10.25% 2019	40	45
Rite Aid Corp. 8.00% 2020	2,075	2,329
		127,120

Household & personal products 0.00%

Procter & Gamble Co. 3.50% 2015	150	156

Materials 2.02%

Xstrata Canada Financial Corp. 2.05% 2015[1,4]	2,000	2,007
Glencore Xstrata LLC 1.70% 2016[4]	17,680	17,435
Xstrata Canada Financial Corp. 2.70% 2017[1,4]	12,250	12,197
Xstrata Canada Financial Corp. 3.60% 2017[4]	9,750	10,089
Glencore Xstrata LLC 1.628% 2019[1,4]	19,275	18,206
Glencore Xstrata LLC 2.50% 2019[4]	12,500	11,734
Xstrata Canada Financial Corp. 4.95% 2021[4]	29,380	29,443
Xstrata Canada Financial Corp. 4.25% 2022[1,4]	3,600	3,371
Glencore Xstrata LLC 4.125% 2023[4]	25,115	23,288
Xstrata Canada Financial Corp. 6.00% 2041[4]	605	563
Xstrata Canada Financial Corp. 5.55% 2042[1,4]	3,250	2,847
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,003
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Rio Tinto Finance (USA) Ltd. 2.25% 2016	$10,500	$10,764
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,095
Rio Tinto Finance (USA) Ltd. 1.625% 2017	13,300	13,119
Rio Tinto Finance (USA) Ltd. 2.25% 2018	15,005	14,816
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,170	14,515
Rio Tinto Finance (USA) Ltd. 2.875% 2022	22,380	20,613
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,026
BHP Billiton Finance (USA) Ltd. 3.85% 2023	7,745	7,824
BHP Billiton Finance (USA) Ltd. 5.00% 2043	44,030	45,013
FMG Resources 7.00% 2015[4]	3,550	3,670
FMG Resources 6.00% 2017[4]	16,255	16,743
FMG Resources 6.875% 2018[4]	9,715	10,189
FMG Resources 8.25% 2019[4]	2,350	2,544
FMG Resources 6.875% 2022[4]	3,875	3,894
Cliffs Natural Resources Inc. 3.95% 2018	3,000	3,016
Cliffs Natural Resources Inc. 4.875% 2021	25,855	24,438
Cliffs Natural Resources Inc. 6.25% 2040	1,725	1,446
Teck Resources Ltd. 4.75% 2022	10,320	10,378
Teck Resources Ltd. 6.25% 2041	6,750	6,561
Teck Resources Ltd. 5.20% 2042	2,615	2,231
Teck Resources Ltd. 5.40% 2043	4,310	3,779
Inmet Mining Corp. 8.75% 2020[4]	11,480	12,341
Inmet Mining Corp. 7.50% 2021[4]	5,575	5,742
Newcrest Finance Pty Ltd. 4.45% 2021[4]	20,625	17,770
ArcelorMittal 6.00% 2021[1]	1,875	1,936
ArcelorMittal 6.75% 2022[1]	3,375	3,569
ArcelorMittal 7.25% 2041[1]	12,845	11,882
Reynolds Group Inc. 9.875% 2019	1,480	1,613
Reynolds Group Inc. 5.75% 2020	15,170	15,303
CEMEX Finance LLC 9.50% 2016	1,948	2,077
CEMEX Finance LLC 9.50% 2016[4]	1,709	1,822
CEMEX SAB de CV 5.875% 2019[4]	6,000	5,775
CEMEX España, SA 9.25% 2020[4]	1,126	1,216
CEMEX Finance LLC 9.375% 2022[4]	4,075	4,483
Dow Chemical Co. 5.70% 2018	3,500	4,045
Dow Chemical Co. 3.00% 2022	7,500	6,922
E.I. du Pont de Nemours and Co. 5.25% 2016	500	565
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,440
Ecolab Inc. 3.00% 2016	7,320	7,685
Ecolab Inc. 4.35% 2021	750	792
Ecolab Inc. 5.50% 2041	1,250	1,346
International Paper Co. 7.95% 2018	5,700	7,084
International Paper Co. 4.75% 2022	1,500	1,583
JMC Steel Group Inc. 8.25% 2018[4]	7,075	6,863
Ryerson Inc. 9.00% 2017	400	416
Ryerson Inc. 11.25% 2018	5,175	5,369
Newpage Corp., Term Loan B, 7.75% 2018[1,2,3]	5,431	5,524
Gerdau SA 7.25% 2017 (4)	4,500	5,018
Taminco Global Chemical Corp. 9.75% 2020[4]	3,750	4,256
Ball Corp. 5.75% 2021	1,850	1,961
Ball Corp. 5.00% 2022	530	517
Ball Corp. 4.00% 2023	1,900	1,715
LSB Industries, Inc. 7.75% 2019[4]	4,000	4,170
Walter Energy, Inc. 9.50% 2019[4]	2,250	2,337
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Walter Energy, Inc. 9.875% 2020[4]	$ 1,525	$ 1,338
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,646
Holcim Ltd. 6.00% 2019[4]	1,607	1,825
Holcim Ltd. 5.15% 2023[4]	1,665	1,735
Inversiones CMPC S.A. 4.375% 2023[4]	3,800	3,553
Georgia-Pacific Corp. 5.40% 2020[4]	2,775	3,111
Barrick Gold Corp. 3.85% 2022	3,000	2,659
Yara International ASA 7.875% 2019[4]	2,175	2,629
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[1,2,3]	1,193	1,198
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,250	1,313
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,115
Airgas, Inc. 7.125% 2018	2,000	2,060
Crown Holdings, Inc. 4.50% 2023[4]	2,025	1,863
Packaging Dynamics Corp. 8.75% 2016[4]	1,430	1,487
PQ Corp. 8.75% 2018[4]	1,375	1,471
Caraustar, Term Loan, 7.50% 2019[1,2,3]	1,426	1,452
Graphic Packaging International, Inc. 4.75% 2021	1,420	1,385
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,365
Georgia Gulf Corp. 4.625% 2021[4]	250	241
Georgia Gulf Corp. 4.875% 2023[4]	1,065	1,013
MacDermid Inc., Term Loan B, 7.75% 2020[1,2,3]	1,000	1,015
Praxair, Inc. 4.625% 2015	500	530
Consolidated Minerals Ltd. 8.875% 2016[4]	425	432
Sealed Air Corp. 5.25% 2023[4]	285	271
		576,701

Information technology 0.90%
Software & services 0.67%

First Data Corp. 11.25% 2016	15,774	15,853
First Data Corp., Term Loan 1L, 4.18% 2017[1,2,3]	5,000	4,984
First Data Corp. 6.75% 2020[4]	1,050	1,092
First Data Corp. 8.25% 2021[4]	2,843	2,950
First Data Corp. 11.75% 2021[4]	28,055	27,213
First Data Corp. 12.625% 2021	8,620	9,525
First Data Corp. 8.75% 2022[1,4,7]	8,827	9,246
International Business Machines Corp. 0.75% 2015	7,440	7,480
International Business Machines Corp. 1.95% 2016	5,105	5,261
International Business Machines Corp. 2.00% 2016	12,500	12,851
International Business Machines Corp. 1.25% 2018	10,000	9,841
International Business Machines Corp. 1.625% 2020	20,250	19,061
International Business Machines Corp. 3.375% 2023	14,950	14,787
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,3]	12,787	12,707
SRA International, Inc. 11.00% 2019	12,080	12,684
Oracle Corp. 1.20% 2017	6,325	6,219
Oracle Corp. 2.375% 2019	4,000	4,025
Oracle Corp 3.625% 2023	3,195	3,194
SunGard Data Systems Inc. 7.375% 2018	3,915	4,160
SunGard Data Systems Inc. 7.625% 2020	5,436	5,844
eBay Inc. 1.35% 2017	2,300	2,287
Compucom Systems Inc., 7.00% 2021[4]	700	689
		191,953

Bonds, notes & other debt instruments
Information technology (continued)	Principal amount	Value
Technology hardware & equipment 0.12%	(000)	(000)

Xerox Corp. 2.95% 2017	$14,035	$ 14,408
Cisco Systems, Inc. 2.90% 2014	10,125	10,408
Apple Inc. 2.40% 2023	5,000	4,538
Hewlett-Packard Co. 0.661% 2014[1]	2,000	2,000
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,435	1,521
Hughes Satellite Systems Corp. 7.625% 2021	575	622
		33,497

Semiconductors & semiconductor equipment 0.11%

Freescale Semiconductor, Inc. 10.75% 2020	4,470	4,995
Freescale Semiconductor, Inc. 5.00% 2021[4]	11,495	10,978
Samsung Electronics America, Inc. 1.75% 2017[4]	8,900	8,891
National Semiconductor Corp. 6.60% 2017	6,000	7,024
		31,888

Total corporate bonds, notes & loans		9,561,688
Mortgage-backed obligations 28.11%
Federal agency mortgage-backed obligations[2] 23.62%

Fannie Mae 3.417% 2017[1]	3,976	4,239
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	1,259	1,325
Fannie Mae 5.50% 2019	39	42
Fannie Mae 5.50% 2020	3,819	4,059
Fannie Mae 5.50% 2020	519	555
Fannie Mae 11.06% 2020[1]	43	48
Fannie Mae 2.50% 2023	27,735	28,560
Fannie Mae 5.00% 2023	2,516	2,686
Fannie Mae 5.50% 2023	14,484	15,647
Fannie Mae 5.50% 2023	14,266	15,395
Fannie Mae 6.00% 2023	341	377
Fannie Mae 4.50% 2024	7,834	8,341
Fannie Mae 6.00% 2024	3,589	3,958
Fannie Mae 4.50% 2025	10,051	10,693
Fannie Mae 4.50% 2025	6,399	6,809
Fannie Mae 4.50% 2025	6,085	6,477
Fannie Mae, Series 2001-4, Class GA, 9.54% 2025[1]	133	154
Fannie Mae, Series 2001-4, Class NA, 10.804% 2025[1]	220	245
Fannie Mae 2.461% 2026[1]	274	288
Fannie Mae 6.00% 2026	9,061	9,987
Fannie Mae 2.50% 2027	46,153	46,539
Fannie Mae 2.50% 2027	28,208	28,426
Fannie Mae 2.50% 2027	20,187	20,344
Fannie Mae 2.50% 2027	14,460	14,572
Fannie Mae 2.50% 2027	14,368	14,480
Fannie Mae 2.50% 2027	14,170	14,280
Fannie Mae 2.50% 2027	14,154	14,264
Fannie Mae 2.50% 2027	12,450	12,539
Fannie Mae 2.50% 2027	8,024	8,081
Fannie Mae 2.50% 2027	5,731	5,772
Fannie Mae 2.50% 2027	4,699	4,736
Fannie Mae 2.50% 2027	3,287	3,310
Fannie Mae 2.50% 2027	2,864	2,886
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 2.50% 2027	$ 2,478	$ 2,497
Fannie Mae 2.50% 2027	2,230	2,247
Fannie Mae 2.50% 2027	1,936	1,950
Fannie Mae 2.50% 2027	1,877	1,891
Fannie Mae 2.50% 2027	1,705	1,719
Fannie Mae 2.50% 2027	1,568	1,579
Fannie Mae 2.50% 2027	926	933
Fannie Mae 2.50% 2027	776	782
Fannie Mae 2.50% 2027	753	759
Fannie Mae 5.50% 2027	3,613	3,949
Fannie Mae 2.50% 2028	27,074	27,267
Fannie Mae 2.50% 2028	23,856	24,026
Fannie Mae 2.50% 2028	19,000	19,119
Fannie Mae 2.50% 2028	14,256	14,375
Fannie Mae 2.50% 2028	7,670	7,725
Fannie Mae 6.00% 2028	2,147	2,366
Fannie Mae 6.00% 2028	1,135	1,251
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,182	1,127
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	269	319
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,314	2,568
Fannie Mae, Series 2001-20, Class E, 9.569% 2031[1]	28	32
Fannie Mae 6.50% 2032	125	138
Fannie Mae 4.50% 2034	35,314	37,885
Fannie Mae 6.50% 2034	610	675
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,658	2,970
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,621	3,423
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	3,015	2,873
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	861	804
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	2,590	2,853
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	9,371	10,413
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,094	6,770
Fannie Mae 6.50% 2036	4,420	4,904
Fannie Mae 6.50% 2036	2,932	3,294
Fannie Mae 7.00% 2036	846	976
Fannie Mae 7.00% 2036	685	788
Fannie Mae 7.50% 2036	359	411
Fannie Mae 8.00% 2036	417	479
Fannie Mae 1.845% 2037[1]	2,972	3,095
Fannie Mae 2.344% 2037[1]	4,445	4,669
Fannie Mae 2.414% 2037[1]	2,560	2,721
Fannie Mae 2.686% 2037[1]	4,895	5,239
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	9,267	10,165
Fannie Mae 6.00% 2037	2,822	3,000
Fannie Mae 6.00% 2037	1,158	1,231
Fannie Mae 6.00% 2037	1,033	1,131
Fannie Mae 6.00% 2037	720	787
Fannie Mae 6.00% 2037	666	730
Fannie Mae 6.50% 2037	4,595	5,087
Fannie Mae 6.50% 2037	2,890	3,190
Fannie Mae 6.50% 2037	2,829	3,057
Fannie Mae 6.50% 2037	759	838
Fannie Mae 7.00% 2037	1,438	1,619
Fannie Mae 7.00% 2037	1,385	1,560
Fannie Mae 7.00% 2037	1,000	1,141
Fannie Mae 7.00% 2037	355	396
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 7.00% 2037	$ 244	$ 279
Fannie Mae 7.00% 2037	122	135
Fannie Mae 7.50% 2037	483	553
Fannie Mae 7.50% 2037	439	503
Fannie Mae 7.50% 2037	413	472
Fannie Mae 7.50% 2037	409	468
Fannie Mae 7.50% 2037	317	363
Fannie Mae 7.50% 2037	307	351
Fannie Mae 7.50% 2037	246	282
Fannie Mae 7.50% 2037	228	260
Fannie Mae 7.50% 2037	166	190
Fannie Mae 7.50% 2037	161	183
Fannie Mae 7.50% 2037	122	140
Fannie Mae 7.50% 2037	126	140
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	119	137
Fannie Mae 8.00% 2037	101	116
Fannie Mae 2.63% 2038[1]	2,039	2,184
Fannie Mae 3:00% 2038	22,949	22,493
Fannie Mae 3.00% 2038	12,074	11,894
Fannie Mae 3.00% 2038	8,961	8,828
Fannie Mae 3.00% 2038	4,403	4,338
Fannie Mae 3.782% 2038[1]	4,711	5,003
Fannie Mae 5.337% 2038[1]	461	501
Fannie Mae 5.50% 2038	66	72
Fannie Mae 6.00% 2038	2,583	2,838
Fannie Mae 6.00% 2038	328	359
Fannie Mae 6.50% 2038	71,385	81,382
Fannie Mae 3.50% 2039[1]	3,175	3,335
Fannie Mae 3.59% 2039[1]	8,234	8,665
Fannie Mae 3.608% 2039[1]	1,993	2,111
Fannie Mae 3.723% 2039[1]	409	432
Fannie Mae 3.786% 2039[1]	2,224	2,341
Fannie Mae 3.80% 2039[1]	1,056	1,131
Fannie Mae 3.863% 2039[1]	2,903	3,103
Fannie Mae 3.935% 2039[1]	869	917
Fannie Mae 3.939% 2039[1]	1,213	1,278
Fannie Mae 3.952% 2039[1]	954	1,009
Fannie Mae 3.971% 2039[1]	4,967	5,273
Fannie Mae 4.50% 2039	22,095	23,653
Fannie Mae 5.00% 2039	19,313	21,120
Fannie Mae 5.50% 2039	16,350	17,818
Fannie Mae 5.50% 2039	2,505	2,735
Fannie Mae 3.202% 2040[1]	22,762	23,744
Fannie Mae 3.60% 2040[1]	3,989	4,210
Fannie Mae 4.00% 2040	32,994	34,674
Fannie Mae 4.196% 2040[1]	1,309	1,383
Fannie Mae 4.40% 2040[1]	4,747	5,038
Fannie Mae 4.50% 2040	49,193	52,673
Fannie Mae 4.50% 2040	5,626	6,022
Fannie Mae 4.50% 2040	3,444	3,688
Fannie Mae 4.50% 2040	2,434	2,606
Fannie Mae 4.50% 2040	360	386
Fannie Mae 5.00% 2040	25,234	27,504
Fannie Mae 5.00% 2040	12,706	13,851
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 5.00% 2040	$ 2,350	$ 2,569
Fannie Mae 5.00% 2040	2,076	2,262
Fannie Mae 5.00% 2040	1,636	1,783
Fannie Mae 5.50% 2040	10,846	11,864
Fannie Mae 5.50% 2040	1,093	1,193
Fannie Mae 2.924% 2041[1]	3,102	3,213
Fannie Mae 3.527% 2041[1]	1,615	1,681
Fannie Mae 3.557% 2041[1]	9,879	10,295
Fannie Mae 3.775% 2041[1]	4,810	5,130
Fannie Mae 4.00% 2041	19,567	20,567
Fannie Mae 4.00% 2041	6,329	6,651
Fannie Mae 4.00% 2041	4,747	4,989
Fannie Mae 4.50% 2041	24,655	26,383
Fannie Mae 4.50% 2041	24,014	25,709
Fannie Mae 4.50% 2041	19,551	20,946
Fannie Mae 4.50% 2041	19,341	20,713
Fannie Mae 4.50% 2041	17,494	18,743
Fannie Mae 4.50% 2041	9,221	9,877
Fannie Mae 4.50% 2041	8,374	8,985
Fannie Mae 4.50% 2041	7,490	8,029
Fannie Mae 4.50% 2041	5,145	5,511
Fannie Mae 4.50% 2041	1,296	1,390
Fannie Mae 4.50% 2041	1,114	1,193
Fannie Mae 5.00% 2041	15,570	17,054
Fannie Mae 5.00% 2041	15,260	16,532
Fannie Mae 5.00% 2041	14,698	16,101
Fannie Mae 5.00% 2041	13,857	15,145
Fannie Mae 5.00% 2041	11,860	12,948
Fannie Mae 5.00% 2041	11,691	12,938
Fannie Mae 5.00% 2041	10,813	11,965
Fannie Mae 5.00% 2041	6,863	7,555
Fannie Mae 5.00% 2041	5,306	5,842
Fannie Mae 5.00% 2041	4,915	5,365
Fannie Mae 5.00% 2041	3,458	3,805
Fannie Mae 5.00% 2041	2,326	2,559
Fannie Mae 5.00% 2041	1,844	2,011
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,158	3,773
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	854	968
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,785	2,110
Fannie Mae 3.00% 2042	34,777	34,086
Fannie Mae 3.00% 2042	27,823	27,270
Fannie Mae 3.50% 2042	86,478	88,215
Fannie Mae 3.50% 2042	41,946	42,777
Fannie Mae 3.50% 2042	37,870	38,642
Fannie Mae 3.50% 2042	37,858	38,634
Fannie Mae 3.50% 2042	28,514	29,080
Fannie Mae 3.50% 2042	23,055	23,528
Fannie Mae 3.50% 2042	19,835	20,228
Fannie Mae 3.50% 2042	14,488	14,785
Fannie Mae 3.50% 2042	13,720	13,996
Fannie Mae 3.50% 2042	11,904	12,152
Fannie Mae 3.50% 2042	6,782	6,923
Fannie Mae 3.50% 2042	4,473	4,565
Fannie Mae 3.50% 2042	4,362	4,451
Fannie Mae 3.50% 2042	4,176	4,261
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 3.50% 2042	$ 2,011	$ 2,052
Fannie Mae 3.50% 2042	1,479	1,491
Fannie Mae 3.50% 2042	1,148	1,172
Fannie Mae 3.50% 2042	839	846
Fannie Mae 3.50% 2042	204	206
Fannie Mae 3.50% 2042	24	24
Fannie Mae 4.00% 2042	98,991	104,119
Fannie Mae 4.00% 2042	41,028	43,085
Fannie Mae 4.00% 2042	5,145	5,405
Fannie Mae 4.00% 2042	3,035	3,190
Fannie Mae, Series 2002-W1, Class 2A, 6.70% 2042[1]	2,499	2,975
Fannie Mae 3.00% 2043	437,730	427,949
Fannie Mae 3.00% 2043	249,217	244,263
Fannie Mae 3:00% 2043	36,412	35,689
Fannie Mae 3.00% 2043	18,387	17,997
Fannie Mae 3.00% 2043	10,430	10,209
Fannie Mae 3.00% 2043	9,855	9,495
Fannie Mae 3.00% 2043	5,595	5,476
Fannie Mae 3.00% 2043	4,407	4,316
Fannie Mae 3.00% 2043	2,954	2,847
Fannie Mae 3.50% 2043	225,710	230,013
Fannie Mae 3.50% 2043	64,288	65,605
Fannie Mae 3.50% 2043	55,396	56,529
Fannie Mae 3.50% 2043	47,817	48,797
Fannie Mae 3.50% 2043	29,787	30,396
Fannie Mae 3.50% 2043	2,404	2,424
Fannie Mae 3.50% 2043	1,411	1,422
Fannie Mae 3.50% 2043	780	786
Fannie Mae 3.50% 2043	695	700
Fannie Mae 3.50% 2043	675	681
Fannie Mae 3.50% 2043	578	583
Fannie Mae 3.50% 2043	478	482
Fannie Mae 3.50% 2043	114	115
Fannie Mae 4.00% 2043	198,000	207,003
Fannie Mae 4.00% 2043	149,194	156,844
Fannie Mae 4.00% 2043	50,000	52,445
Fannie Mae 4.00% 2043	34,440	35,858
Fannie Mae 4.00% 2043	7,151	7,451
Fannie Mae 4.00% 2043	1,450	1,510
Fannie Mae 4.50% 2043	1,205,767	1,288,287
Fannie Mae 4.50% 2043	103,800	110,596
Fannie Mae 5.00% 2043	35,043	38,005
Fannie Mae 6.00% 2047	161	174
Fannie Mae 6.50% 2047	201	222
Fannie Mae 6.50% 2047	119	131
Fannie Mae 7.00% 2047	525	594
Fannie Mae 7.00% 2047	40	45
Government National Mortgage Assn. 10.00% 2021	254	286
Government National Mortgage Assn. 2.50% 2027	3,174	3,199
Government National Mortgage Assn. 2.50% 2027	3,151	3,185
Government National Mortgage Assn. 2.50% 2028	83,398	84,303
Government National Mortgage Assn. 2.50% 2028	20,388	20,609
Government National Mortgage Assn. 2.50% 2028	20,116	20,334
Government National Mortgage Assn. 2.50% 2028	20,110	20,267
Government National Mortgage Assn. 2.50% 2028	17,669	17,861
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028	$ 6,143	$ 6,210
Government National Mortgage Assn. 2.50% 2028	5,981	6,027
Government National Mortgage Assn. 2.50% 2028	1,773	1,787
Government National Mortgage Assn. 5.00% 2035	2,079	2,283
Government National Mortgage Assn. 6.00% 2038	18,489	20,346
Government National Mortgage Assn. 6.50% 2038	468	531
Government National Mortgage Assn. 3.50% 2039	9,327	9,615
Government National Mortgage Assn. 5.00% 2039	3,203	3,494
Government National Mortgage Assn. 3.50% 2040	8,097	8,339
Government National Mortgage Assn. 4.50% 2040	5,139	5,564
Government National Mortgage Assn. 5.50% 2040	17,129	19,205
Government National Mortgage Assn. 3.50% 2041	704	725
Government National Mortgage Assn. 4.50% 2041	30,613	33,132
Government National Mortgage Assn. 4.50% 2041	14,182	15,303
Government National Mortgage Assn. 4.50% 2041	3,181	3,443
Government National Mortgage Assn. 4.50% 2041	2,502	2,706
Government National Mortgage Assn. 4.50% 2041	2,277	2,466
Government National Mortgage Assn. 5.00% 2041	17,358	18,939
Government National Mortgage Assn. 3.50% 2042	1,603	1,633
Government National Mortgage Assn. 3.50% 2043	6,905	7,130
Government National Mortgage Assn. 4.00% 2043	295,004	312,105
Government National Mortgage Assn. 4.50% 2043	188,276	203,029
Government National Mortgage Assn. 4.50% 2043	106,210	114,441
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,671
Freddie Mac 5.50% 2019	1,987	2,110
Freddie Mac, Series 2626, Class NG, 3.50% 2023	157	163
Freddie Mac 5.00% 2023	2,461	2,622
Freddie Mac 5.00% 2023	91	97
Freddie Mac 5.00% 2023	14	15
Freddie Mac, Series 1617, Class PM, 6.50% 2023	631	702
Freddie Mac 5.00% 2024	6,184	6,693
Freddie Mac 6.00% 2026	4,982	5,486
Freddie Mac 6.00% 2026	4,254	4,673
Freddie Mac 5.50% 2027	2,614	2,842
Freddie Mac 6.00% 2027	31,337	34,420
Freddie Mac 4.50% 2029	1,286	1,377
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,039	1,156
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,658	1,849
Freddie Mac 4.50% 2030	3,117	3,335
Freddie Mac 2.476% 2035[1]	4,857	5,125
Freddie Mac, Series 3061, Class PN, 5.50% 2035	13,007	14,374
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	2,507	2,344
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,151	2,054
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,099	1,962
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,886	1,819
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	35	33
Freddie Mac 4.50% 2036	2,612	2,790
Freddie Mac 4.50% 2036	1,265	1,349
Freddie Mac, Series 3257, Class PA, 5.50% 2036	19,601	21,632
Freddie Mac, Series 3233, Class PA, 6.00% 2036	14,983	16,694
Freddie Mac, Series 3156, Class NG, 6.00% 2036	4,719	5,269
Freddie Mac 1.849% 2037[1]	2,173	2,258
Freddie Mac 2.185% 2037[1]	4,352	4,596
Freddie Mac 4.50% 2037	12,132	12,945
Freddie Mac, Series 3286, Class JN, 5.50% 2037	18,396	20,136
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac, Series 3318, Class JT, 5.50% 2037	$10,327	$11,304
Freddie Mac, Series 3312, Class PA, 5.50% 2037	9,982	10,926
Freddie Mac 5.50% 2037	4,686	5,069
Freddie Mac 5.50% 2037	172	187
Freddie Mac 5.50% 2037	32	35
Freddie Mac 5.71% 2037[1]	1,167	1,245
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,103	7,868
Freddie Mac 7.00% 2037	163	178
Freddie Mac 7.00% 2037	137	149
Freddie Mac 7.50% 2037	1,400	1,604
Freddie Mac 2.823% 2038[1]	6,971	7,464
Freddie Mac 4.919% 2038[1]	1,855	1,967
Freddie Mac 5.133% 2038[1]	4,610	4,883
Freddie Mac 5.50% 2038	15,597	16,898
Freddie Mac 5.50% 2038	4,286	4,644
Freddie Mac 5.50% 2038	3,798	4,114
Freddie Mac 5.50% 2038	3,077	3,333
Freddie Mac 5.50% 2038	2,052	2,236
Freddie Mac 5.50% 2038	1,797	1,947
Freddie Mac 5.50% 2038	1,598	1,732
Freddie Mac 5.50% 2038	1,185	1,284
Freddie Mac 5.50% 2038	741	802
Freddie Mac 5.50% 2038	447	484
Freddie Mac 3.721% 2039[1]	3,300	3,513
Freddie Mac 4.50% 2039	10,546	11,244
Freddie Mac 4.50% 2039	2,482	2,643
Freddie Mac 5.00% 2039	20,959	22,643
Freddie Mac 5.50% 2039	22,849	24,823
Freddie Mac 5.50% 2039	9,948	10,777
Freddie Mac 4.50% 2040	50,896	54,273
Freddie Mac 4.50% 2040	2,632	2,808
Freddie Mac 4.50% 2040	2,499	2,666
Freddie Mac 4.50% 2040	1,808	1,928
Freddie Mac 5.50% 2040	415	450
Freddie Mac 5.50% 2040	17	18
Freddie Mac 4.50% 2041	17,462	18,647
Freddie Mac 4.50% 2041	15,583	16,583
Freddie Mac 4.50% 2041	9,677	10,343
Freddie Mac 4.50% 2041	6,223	6,631
Freddie Mac 4.50% 2041	5,082	5,423
Freddie Mac 4.50% 2041	2,995	3,198
Freddie Mac 4.50% 2041	2,795	2,983
Freddie Mac 4.50% 2041	2,016	2,152
Freddie Mac 4.50% 2041	1,449	1,547
Freddie Mac 4.50% 2041	877	937
Freddie Mac 4.50% 2041	692	738
Freddie Mac 5.00% 2041	15,626	17,065
Freddie Mac 5.00% 2041	10,504	11,473
Freddie Mac 5.00% 2041	9,880	10,810
Freddie Mac 5.00% 2041	6,837	7,456
Freddie Mac 5.00% 2041	5,555	6,075
Freddie Mac 5.50% 2041	13,764	14,912
Freddie Mac 2.561% 2042[1]	6,879	6,815
Freddie Mac 2.581% 2042[1]	2,897	2,946
Freddie Mac 3.00% 2042	48,076	46,948
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 3.00% 2042	$38,696	$ 37,787
Freddie Mac 3.00% 2042	2,971	2,901
Freddie Mac 3.50% 2042	1,096	1,104
Freddie Mac 2.354% 2043[1]	13,599	13,290
Freddie Mac 2.432% 2043[1]	6,469	6,363
Freddie Mac 3.50% 2043	19,750	20,062
Freddie Mac 3.50% 2043	2,424	2,444
Freddie Mac 3.50% 2043	737	743
Freddie Mac 3.50% 2043	531	535
Freddie Mac 3.50% 2043	498	502
Freddie Mac 4.00% 2043	11,013	11,495
Freddie Mac 4.00% 2043	7,157	7,470
Freddie Mac 4.00% 2043	5,795	6,048
Freddie Mac 4.00% 2043	5,399	5,635
Freddie Mac 4.00% 2043	4,498	4,694
Freddie Mac 4.00% 2043	2,421	2,526
Freddie Mac 4.00% 2043	2,084	2,175
Freddie Mac 4.00% 2043	1,548	1,615
Freddie Mac 4.00% 2043	1,501	1,567
Freddie Mac 4.00% 2043	1,314	1,371
Freddie Mac 4.50% 2043	25,000	26,827
Freddie Mac 6.50% 2047	316	346
Freddie Mac 7.00% 2047	165	186
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,385
National Credit Union Administration, Series 2010-R2, Class 1A, 0.552% 2017[1]	1,660	1,665
National Credit Union Administration, Series 2011-R3, Class 1A, 0.582% 2020[1]	1,703	1,711
National Credit Union Administration, Series 2011-R1, Class 1A, 0.632% 2020[1]	1,949	1,961
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.732% 2048[1,4]	290	290
		6,734,152

Commercial mortgage-backed securities[2] 3.68%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	1,719	1,732
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[1]	10,531	10,621
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,753
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	40,860	44,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1]	11,600	12,692
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	4,707	4,753
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[1]	47,285	51,994
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	43,400	46,070
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,346	1,348
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[1]	37,697	42,242
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	17,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1]	3,135	3,553
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.196% 2051[1]	5,015	5,492
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	5,930	6,221
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	5,526	5,625
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	8,240	8,210
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	4,045	4,054
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,360
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	3,525	3,747
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	477	522
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.567% 2039[1]	4,415	4,492
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.872% 2039[1]	11,943	13,132
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1]	8,187	9,163
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1]	12,473	13,290
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	$11,321	$11,337
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[1]	13,463	14,818
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	47,520	52,669
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1]	14,835	16,199
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	863	882
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	9,605	10,182
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	7,801	8,645
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.47% 2044[1]	4,039	4,110
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.17% 2045[1]	1,155	1,262
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,461
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1]	22,270	23,990
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.936% 2049[1]	15,250	17,011
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.123% 2051[1]	1,500	1,650
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	45,050
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[1]	4,425	4,828
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[1]	8,660	9,788
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	52,836	55,745
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	5,063	5,580
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[1]	2,500	2,592
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1]	33,467	36,661
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[1]	8,680	9,834
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[1]	23,005	24,547
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	22,711	24,975
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	7,500	8,220
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-M, 5.44% 2045	2,626	2,885
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-J, 5.48% 2045[1]	2,200	2,277
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	31,885	34,206
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.815% 2042[1]	2,712	3,069
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	13,600	14,604
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[1]	25,038	28,106
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	91	94
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1]	11,014	12,107
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	2,617
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.803% 2049[1]	4,083	4,501
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[1]	3,615	4,031
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.001% 2051[1]	8,145	8,946
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[1]	6,220	7,135
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.457% 2037[1]	4,620	4,968
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,604	6,796
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	6,513
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,153	11,157
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.045% 2050[1]	7,050	7,920
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	32,973	35,974
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	2,000	2,080
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	20,000	21,074
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4]	10,000	10,850
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046[5]	17,474	18,353
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class C, 5.107% 2046[5]	1,291	1,283
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1]	3,165	3,596
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1]	7,791	8,786
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1]	5,730	6,396
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-4, 5.993% 2045[1]	8,250	9,172
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.036% 2044[1]	7,867	8,812
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046[5]	8,149	8,463
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.336% 2049[1]	7,468	8,222
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

GS Mortgage Securities Corp., Series 2013-GC14, Class A-5, 4.243% 2046	$ 5,000	$ 5,215
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-M, 5.277% 2037[1]	2,000	2,122
		1,048,326

Other mortgage-backed securities[2] 0.72%

Royal Bank of Canada 3.125% 2015[4]	18,160	18,885
Royal Bank of Canada 1.125% 2017	4,000	4,009
Royal Bank of Canada 2.00% 2019	4,075	4,087
Bank of Montreal 1.30% 2014[4]	4,000	4,043
Bank of Montreal 2.85% 2015[4]	17,000	17,678
Bank of Montreal 2.625% 2016[4]	4,250	4,438
Westpac Banking Corp. 1.375% 2015[4]	4,325	4,384
Westpac Banking Corp. 2.45% 2016[4]	4,325	4,500
Westpac Banking Corp. 1.25% 2018[4]	4,425	4,358
Westpac Banking Corp. 1.375% 2019[4]	4,375	4,252
Bank of Nova Scotia 1.25% 2014[4]	4,000	4,042
Bank of Nova Scotia 2.15% 2016[4]	4,650	4,814
Bank of Nova Scotia 1.75% 2017[4]	4,150	4,228
Sparebank 1 Boligkreditt AS 2.625% 2017[4]	3,400	3,542
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	4,000	3,892
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	5,125	4,893
Swedbank AB 2.125% 2016[4]	3,400	3,504
Swedbank AB 2.95% 2016[4]	3,000	3,148
Swedbank AB 1.375% 2018[4]	4,375	4,301
DEPFA ACS Bank 5.125% 2037[4]	10,405	8,714
Australia & New Zealand Banking Group Ltd. 1.00% 2015[4]	4,250	4,275
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	4,250	4,413
UBS AG 1.875% 2015[4]	4,200	4,275
UBS AG 0.75% 2017[4]	4,375	4,365
Commonwealth Bank of Australia 0.75% 2016[4]	3,850	3,843
Commonwealth Bank of Australia 2.25% 2017[4]	4,150	4,277
Compagnie de Financement Foncier 2.25% 2014[4]	6,500	6,549
National Australia Bank 2.00% 2017[4]	3,500	3,570
National Australia Bank 1.25% 2018[4]	2,880	2,821
Toronto-Dominion Bank 1.625% 2016[4]	4,400	4,490
Credit Suisse Group AG 2.60% 2016[4]	4,300	4,484
HSBC Bank PLC 1.625% 2015[4]	4,400	4,435
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	4,400	4,348
Canadian Imperial Bank of Commerce 2.75% 2016[4]	4,150	4,345
National Bank of Canada 2.20% 2016[4]	4,175	4,330
DnB NOR ASA 1.45% 2019[4]	4,375	4,317
Skandinaviska Enskilda 1.375% 2018[4]	4,375	4,293
Stadshypotek AB 1.875% 2019[4]	4,275	4,140
Nordea Eiendomskreditt AS 2.125% 2017[4]	4,000	4,122
Barclays Bank PLC 2.50% 2015[4]	3,600	3,722
Caisse Centrale Desjardins 1.60% 2017[4]	3,375	3,420
		204,546

Collateralized mortgage-backed obligations (privately originated)[2] 0.09%

TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.599% 2037[1]	15,301	12,474
Freddie Mac, Series 2013-DN1, Class M-1, 3.579% 2023[1]	8,349	8,479
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[1,4]	3,587	3,644
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	193	210
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	28	30
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,470	1,585
Bonds, notes & other debt instruments

Mortgage-backed obligations — Collateralized mortgage-backed	Principal amount	Value
obligations (privately originated)[2] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	$ 26	$ 29
		26,451
Total mortgage-backed obligations		8,013,475
U.S. Treasury bonds & notes 25.66%
U.S. Treasury 20.69%

U.S. Treasury 2.625% 2014	105,610	107,826
U.S. Treasury 0.25% 2015	27,000	26,963
U.S. Treasury 0.375% 2015[9]	36,390	36,436
U.S. Treasury 1.875% 2015	40,055	41,171
U.S. Treasury 0.25% 2016	74,575	74,101
U.S. Treasury 0.25% 2016	9,000	8,951
U.S. Treasury 0.625% 2016	8,000	8,007
U.S. Treasury 0.875% 2016	175,500	176,839
U.S. Treasury 1.00% 2016	137,210	138,669
U.S. Treasury 1.50% 2016[9]	548,000	562,144
U.S. Treasury 1.50% 2016	146,675	150,427
U.S. Treasury 1.75% 2016	25,000	25,809
U.S. Treasury 2.375% 2016	50,000	52,392
U.S. Treasury 2.625% 2016	55,640	58,579
U.S. Treasury 4.625% 2016	26,800	30,046
U.S. Treasury 5.125% 2016	36,050	40,410
U.S. Treasury 7.50% 2016	69,875	84,555
U.S. Treasury 0.75% 2017	110,790	109,949
U.S. Treasury 0.875% 2017	127,500	127,448
U.S. Treasury 1.00% 2017	695,901	699,610
U.S. Treasury 2.75% 2017	110,425	117,769
U.S. Treasury 3.25% 2017	93,480	101,202
U.S. Treasury 4.625% 2017	80,800	91,045
U.S. Treasury 8.75% 2017	25,000	32,008
U.S. Treasury 0.625% 2018	41,300	40,162
U.S. Treasury 0.75% 2018	113,000	110,844
U.S. Treasury 1.00% 2018	113,525	112,111
U.S. Treasury 1.375% 2018	54,880	55,046
U.S. Treasury 1.375% 2018	40,000	40,082
U.S. Treasury 1.375% 2018	5,700	5,698
U.S. Treasury 1.50% 2018	7,000	7,050
U.S. Treasury 2.375% 2018	20,000	20,999
U.S. Treasury 3.50% 2018	96,700	106,279
U.S. Treasury 1.00% 2019	100,000	95,828
U.S. Treasury 1.125% 2019	125,000	121,626
U.S. Treasury 1.25% 2019	60,000	58,927
U.S. Treasury 8.125% 2019	25,000	34,152
U.S. Treasury 1.375% 2020	66,700	64,386
U.S. Treasury 2.00% 2020	57,950	58,111
U.S. Treasury 2.00% 2020	1,800	1,799
U.S. Treasury 8.75% 2020	11,530	16,655
U.S. Treasury 8.00% 2021	36,005	51,559
U.S. Treasury 1.625% 2022	407,355	377,345
U.S. Treasury 1.75% 2023	10,000	9,270
U.S. Treasury 2.50% 2023	528,455	523,377
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 6.875% 2025	$ 77,500	$ 109,287
U.S. Treasury 6.00% 2026	35,075	46,420
U.S. Treasury 6.50% 2026	26,550	36,784
U.S. Treasury 6.25% 2030	11,435	15,886
U.S. Treasury 4.50% 2036	63,707	73,631
U.S. Treasury 3.50% 2039	8,000	7,849
U.S. Treasury 3.875% 2040	39,610	41,287
U.S. Treasury 3.75% 2041	114,006	115,938
U.S. Treasury 2.75% 2042	39,250	32,510
U.S. Treasury 2.75% 2042	12,600	10,452
U.S. Treasury 3.00% 2042	8,951	7,848
U.S. Treasury 3.125% 2042	44,800	40,355
U.S. Treasury 2.875% 2043	239,540	203,460
U.S. Treasury 3.125% 2043	126,240	113,182
U.S. Treasury 3.625% 2043	233,135	230,636
		5,899,187

U.S. Treasury inflation-protected securities[10] 4.97%

U.S. Treasury Inflation-Protected Security 2.00% 2014	86,747	88,985
U.S. Treasury Inflation-Protected Security 2.00% 2014	387,405	389,466
U.S. Treasury Inflation-Protected Security 0.50% 2015	89,465	91,472
U.S. Treasury Inflation-Protected Security 1.625% 2015	41,472	42,891
U.S. Treasury Inflation-Protected Security 0.125% 2018	233,809	241,084
U.S. Treasury Inflation-Protected Security 0.625% 2021	15,018	15,648
U.S. Treasury Inflation-Protected Security 0.125% 2022	37,045	36,528
U.S. Treasury Inflation-Protected Security 0.125% 2022	25,802	25,507
U.S. Treasury Inflation-Protected Security 0.125% 2023	42,686	41,560
U.S. Treasury Inflation-Protected Security 0.375% 2023	149,875	149,209
U.S. Treasury Inflation-Protected Security 2.375% 2025	30,145	36,026
U.S. Treasury Inflation-Protected Security 2.00% 2026	31,541	36,448
U.S. Treasury Inflation-Protected Security 1.75% 2028	9,589	10,758
U.S. Treasury Inflation-Protected Security 0.75% 2042	25,845	22,178
U.S. Treasury Inflation-Protected Security 0.625% 2043	230,431	189,407
		1,417,167
Total U.S. Treasury bonds & notes		7,316,354
Bonds & notes of governments & government agencies outside the U.S. 4.33%

Polish Government 3.00% 2016[10]	PLN16,008	5,401
Polish Government, Series 1017, 5.25% 2017	37,895	12,839
Polish Government 6.375% 2019	$37,985	44,423
Polish Government 5.125% 2021	25,800	28,122
Polish Government 5.00% 2022	21,700	23,393
Polish Government 2.75% 2023[10]	PLN6,139	2,073
Russian Federation 6.20% 2018	RUB1,174,100	35,765
Russian Federation 7.50% 2018	403,000	12,870
Russian Federation 5.00% 2020	$23,900	25,651
Russian Federation 7.50% 2030[2]	26,319	31,069
Russian Federation 7.50% 2030[2,4]	104	122
United Mexican States Government, Series M, 5.00% 2017	MXN 47,500	3,701
United Mexican States Government, Series M10, 7.75% 2017	80,000	6,838
United Mexican States Government 3.50% 2017[10]	121,328	10,267
United Mexican States Government Global 5.95% 2019	$2,000	2,320
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

United Mexican States Government 4.00% 2019[10]	MXN148,565	$13,016
United Mexican States Government, Series M, 8.00% 2020	112,500	9,825
United Mexican States Government, Series M, 6.50% 2021	172,500	13,850
United Mexican States Government Global, Series A, 4.00% 2023	$3,170	3,154
United Mexican States Government, Series M20, 10.00% 2024	MXN 98,500	9,916
United Mexican States Government 4.00% 2040[10]	146,584	12,289
Turkey (Republic of) 7.50% 2017	$ 5,725	6,498
Turkey (Republic of) 6.75% 2018	22,250	24,706
Turkey (Republic of) 4.00% 2020[10]	TRY17,337	9,369
Turkey (Republic of) 10.50% 2020	4,500	2,394
Turkey (Republic of) 3.00% 2021[10]	4,280	2,142
Turkey (Republic of) 5.625% 2021	$8,000	8,352
Turkey (Republic of) 9.50% 2022	TRY11,200	5,697
Turkey (Republic of) 8.00% 2034	$ 1,250	1,486
Turkey (Republic of) 6.75% 2040	9,300	9,767
Turkey (Republic of) 6.00% 2041	5,650	5,475
Venezuela (Republic of) 8.50% 2014	245	246
Venezuela (Republic of) 7.65% 2025	985	714
Venezuela (Republic of) 9.25% 2027	42,690	34,899
Venezuela (Republic of) 9.25% 2028	26,980	21,314
Indonesia (Republic of) 5.875% 2020	6,800	7,182
Indonesia (Republic of) 5.875% 2020[4]	6,200	6,549
Indonesia (Republic of) 3.75% 2022	10,150	9,211
Indonesia (Republic of) 7.75% 2038	18,400	21,068
Indonesia (Republic of) 5.25% 2042	6,900	5,958
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	33,200	34,030
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,186
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[4]	23,005	23,566
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[4]	20,000	20,479
Brazil (Federal Republic of) 10.00% 2017	BRL20,015	8,725
Brazil (Federal Republic of) 6.00% 2017[10]	49,009	23,042
Brazil (Federal Republic of) 6.00% 2018[10]	6,906	3,226
Brazil (Federal Republic of) 6.00% 2022[10]	10,359	4,863
Philippines (Republic of) 6.375% 2034	$15,500	18,309
Philippines (Republic of) 6.25% 2036	PHP752,000	19,430
Latvia (Republic of) 2.75% 2020	$34,800	33,162
Latvia (Republic of) 5.25% 2021	1,750	1,900
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	33,320	34,162
Slovenia (Republic of) 5.50% 2022	3,870	3,614
Slovenia (Republic of) 5.50% 2022[4]	3,000	2,801
Slovenia (Republic of) 5.85% 2023[4]	20,150	19,243
Slovenia (Republic of) 5.85% 2023	5,750	5,491
Bermudan Government 5.603% 2020[4]	5,675	6,106
Bermudan Government 5.603% 2020	3,940	4,239
Bermudan Government 4.138% 2023[4]	1,700	1,640
Bermudan Government 4.854% 2024[4]	18,950	18,868
Iraq (Republic of) 5.80% 2028[2]	35,450	30,310
Lithuania (Republic of) 7.375% 2020	17,250	21,002
Lithuania (Republic of) 6.625% 2022	3,700	4,352
Lithuania (Republic of) 6.625% 2022[4]	3,400	3,999
Nigeria (Republic of) 5.125% 2018[4]	7,975	8,115
Nigeria (Republic of) 16.39% 2022	NGN1,910,000	13,679
Nigeria (Republic of) 6.375% 2023[4]	$5,325	5,445
Morocco Government 4.25% 2022	5,400	4,931
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Morocco Government 4.25% 2022[4]	$ 2,700	$ 2,465
Morocco Government 5.50% 2042	19,300	16,361
Morocco Government 5.50% 2042[4]	2,300	1,950
Chilean Government 3.875% 2020	3,000	3,129
Chilean Government 5.50% 2020	CLP2,899,000	5,858
Chilean Government 6.00% 2020	415,000	858
Chilean Government 3.00% 2020[10]	685,580	1,431
Chilean Government 6.00% 2021	2,370,000	4,933
Chilean Government 6.00% 2022	800,000	1,672
Chilean Government 3.00% 2022[10]	594,169	1,254
Chilean Government 3.00% 2022[10]	702,681	1,473
Chilean Government 6.00% 2023	325,000	677
Chilean Government 3.00% 2023[10]	979,145	2,066
South Africa (Republic of) 5.50% 2020	$10,750	11,597
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR147,400	11,072
South Korean Government 5.75% 2014	$21,100	21,686
Colombia (Republic of) Global 12.00% 2015	COP925,000	556
Colombia (Republic of) Global 4.375% 2021	$2,400	2,484
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	4,479
Colombia (Republic of), Series B, 7.00% 2022	4,192,300	2,221
Colombia (Republic of) Global 9.85% 2027	16,613,000	11,443
Hungarian Government 6.25% 2020	$ 6,700	7,186
Hungarian Government 6.375% 2021	3,200	3,420
Hungarian Government 5.375% 2023	8,500	8,318
Netherlands Government 1.00% 2017	18,300	18,341
Uruguay (Republic of) 4.375% 2028[2,10]	UYU311,191	15,739
Uruguay (Republic of) 7.625% 2036[2]	$ 1,250	1,581
Israeli Government 5.125% 2019	500	569
Israeli Government 4.00% 2022	13,624	14,167
German Government 0.75% 2018[10]	€9,962	14,201
Republic of Belarus 8.75% 2015	$ 8,195	7,949
Republic of Belarus 8.95% 2018	6,605	6,242
European Investment Bank 1.00% 2015	9,100	9,189
European Investment Bank 1.00% 2017	5,000	4,929
Argentina (Republic of) 8.28% 2033[2,7]	21,767	14,040
Croatian Government 6.75% 2019	7,985	8,554
Croatian Government 6.75% 2019[4]	2,865	3,069
Croatian Government 5.50% 2023[4]	1,085	1,044
KfW 1.00% 2015	8,400	8,453
KfW 2.00% 2022	4,325	4,021
Greek Government 2.00%/3.00% 2023[6]	€875	740
Greek Government 2.00%/3.00% 2024[6]	875	695
Greek Government 2.00%/3.00% 2025[6]	875	667
Greek Government 2.00%/3.00% 2026[6]	875	647
Greek Government 2.00%/3.00% 2027[6]	875	634
Greek Government 2.00%/3.00% 2028[6]	875	619
Greek Government 2.00%/3.00% 2029[6]	875	603
Greek Government 2.00%/3.00% 2030[6]	875	592
Greek Government 2.00%/3.00% 2031[6]	875	584
Greek Government 2.00%/3.00% 2032[6]	875	582
Greek Government 2.00%/3.00% 2033[6]	875	573
Greek Government 2.00%/3.00% 2034[6]	875	569
Greek Government 2.00%/3.00% 2035[6]	875	567
Greek Government 2.00%/3.00% 2036[6]	875	563
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2037[6]	€875	$ 561
Greek Government 2.00%/3.00% 2038[6]	875	563
Greek Government 2.00%/3.00% 2039[6]	875	559
Greek Government 2.00%/3.00% 2040[6]	875	559
Greek Government 2.00%/3.00% 2041[6]	875	560
Greek Government 2.00%/3.00% 2042[6]	875	558
Bahrain Government 5.50% 2020	$10,440	10,479
Bahrain Government 5.50% 2020[4]	510	512
State of Qatar 3.125% 2017[4]	3,750	3,928
State of Qatar 5.25% 2020	5,000	5,637
State of Qatar 4.50% 2022[4]	500	536
Dominican Republic 9.04% 2018[2,4]	4,033	4,406
Dominican Republic 7.50% 2021[2,4]	3,500	3,749
Dominican Republic 7.50% 2021[2]	950	1,018
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	4,000	4,071
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[4]	5,000	4,840
FMS Wertmanagement 1.125% 2016	4,050	4,080
FMS Wertmanagement 1.00% 2017	4,400	4,357
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	8,000	8,031
Kommunalbanken 1.00% 2014[4]	2,924	2,939
Kommunalbanken 0.396% 2016[1,4]	4,250	4,260
Gabonese Republic 8.20% 2017	5,300	5,989
El Salvador (Republic of) 7.375% 2019	4,800	5,244
Municipality Finance PLC 1.125% 2018[4]	4,900	4,803
Sri Lanka (Republic of) 6.25% 2021[4]	3,400	3,273
Colombia (Republic of), Series B, 5.00% 2018	COP4,361,000	2,198
		1,235,868

Federal agency bonds & notes 3.55%

Freddie Mac 5.00% 2014	$25,000	25,959
Freddie Mac 1.75% 2015	37,350	38,357
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[2]	3,822	3,848
Freddie Mac 5.50% 2016	14,580	16,554
Freddie Mac 1.00% 2017	3,425	3,414
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[2]	1,902	1,947
Freddie Mac 0.75% 2018	30,000	29,277
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[2]	3,092	3,137
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[2]	3,225	3,271
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[2]	3,100	3,170
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[2]	15,455	16,347
Freddie Mac 4.875% 2018	13,365	15,432
Freddie Mac 1.25% 2019	68,250	65,198
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	4,325	4,215
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	3,365	3,263
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	2,330	2,297
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[2]	1,870	1,866
Freddie Mac 1.375% 2020	82,100	78,062
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[2]	3,268	3,331
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[2]	3,515	3,654
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[2]	3,483	3,631
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[2]	3,735	3,894
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	3,329	3,532
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[2]	2,100	2,053
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[2]	4,200	4,174
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[2]	$ 942	$ 932
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[2]	34,990	32,754
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[2]	4,325	4,072
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[2]	32,600	30,883
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	40,350	38,219
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[2]	5,500	5,239
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[2]	3,007	3,087
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[2]	3,645	3,754
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[2]	3,983	4,112
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[2]	6,735	6,396
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[2]	9,985	10,357
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[2]	4,200	4,165
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[1,2]	7,731	7,744
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	15,662	15,686
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	48,500	48,488
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	14,750	14,868
Fannie Mae 0.75% 2013	99,300	99,442
Fannie Mae 0.50% 2016	21,940	21,918
Fannie Mae 5.375% 2016	10,420	11,792
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[2]	3,461	3,470
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[2]	4,325	4,190
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[2]	8,400	8,195
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[2]	3,500	3,502
Fannie Mae 7.125% 2030	3,900	5,437
Federal Home Loan Bank 2.50% 2014	25,000	25,403
Federal Home Loan Bank 0.375% 2015	37,000	37,029
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,032
Federal Home Loan Bank 2.75% 2018	16,635	17,538
Federal Home Loan Bank 5.50% 2036	600	714
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,432
Tennessee Valley Authority 1.875% 2022	23,750	21,414
TVA Southaven 3.846% 2033[2]	3,400	3,439
Tennessee Valley Authority 4.65% 2035	4,000	4,120
Tennessee Valley Authority 5.25% 2039	21,250	23,140
Tennessee Valley Authority, Series B, 3.50% 2042	17,113	14,003
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,248
CoBank, ACB 7.875% 2018[4]	23,615	28,541
CoBank, ACB 0.854% 2022[1,4]	33,865	30,659
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,245
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,685
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,381
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,844
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.938% 2032[2,5]	1,633	1,669
		1,011,121

Municipals 0.79%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	4,240	5,395
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	2,290	2,896
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	1,335	1,694
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	11,680	15,204
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	26,935	35,338
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	6,830	8,961
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	8,000	7,816
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	$50,740	$ 47,530
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,993
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	15,373
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,013
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	10,500	10,210
State of Minnesota, Housing Finance Agency, Residential Housing Finance Bonds, Series 2013-A,
Alternative Minimum Tax, 3.00% 2031	2,295	2,385
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA
Pass-Through Program), Series 2012-B, 2.25% 2042[2]	7,450	7,361
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	8,000	7,860
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Build America Bonds),
Series 2009-C, 7.336% 2039	5,500	7,249
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds,
Series 2007, 5.50% 2023	6,000	6,560
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-A, 3.00% 2043	1,910	1,999
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-C, 4.50% 2043	2,000	2,128
State of North Dakota, Housing Finance Agency, Housing Finance Program Bonds (Home Mortgage
Finance Program), Series 2012-A, 3.75% 2042	2,210	2,304
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	2,120	2,243
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing
Revenue Bonds, Series 2013-A, 4.00% 2031	1,000	1,051
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[2]	809	750
		224,313

Asset-backed obligations[2] 0.78%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	17,500	18,450
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	11,075	11,033
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	8,500	8,971
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	15,000	14,764
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.362% 2035[1]	8,572	7,570
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[1]	9,894	8,704
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[1]	14,926	13,108
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4]	20,000	20,834
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4]	5,225	5,134
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4,5]	20,310	19,701
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	13,917	14,400
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	9,815	10,010
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.339% 2019[1,4]	8,538	8,010
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	3,836	4,030
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,292
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.339% 2037[1]	7,754	6,604
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.109% 2035[1]	6,500	6,030
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.632% 2033[1]	2,361	2,297
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,063	1,102
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	545	578
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	1,789	1,921
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.309% 2026[1]	311	287
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.309% 2029[1]	5,549	5,144
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[2] (continued)	(000)	(000)

RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	$4,805	$ 4,920
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	2,795	2,899
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	416	421
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,144	1,229
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	2,917	3,061
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,904	3,000
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,725	1,838
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.932% 2033[1]	808	782
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,272	1,349
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,018	1,114
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,461
Aesop Funding LLC, Series 2011-2A, Class A, 2.37% 2014[4]	2,135	2,166
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4]	£1,160	1,768
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.309% 2036[1]	$1,049	908
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	813	815
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	385	385
		221,090
Total bonds, notes & other debt instruments (cost: $26,997,641,000)		27,583,909
Convertible securities 0.11%
	Shares or
Industrials 0.07%	principal amount

CEVA Group PLC, Series A-2, 2.244% convertible preferred[5,11]	2,576	3,323
CEVA Group PLC, Series A-1, 3.244% convertible preferred[5]	9,732	16,789
		20,112

Information technology 0.04%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	12,269
Total convertible securities (cost: $24,700,000)		32,381
Preferred securities 0.08%

Financials 0.08%	Shares

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	713,870	17,040
CoBank, ACB, Class E, noncumulative[4]	6,250	4,274
		21,314

Total preferred securities (cost: $23,663,000)		21,314
Common stocks 0.22%

Industrials 0.17%

Beech Holdings, LLC[5,11,12]	4,156,071	34,287
CEVA Group PLC[4,5,12]	12,179	15,715
Atrium Corp.[4,5,12]	985	1
		50,003

Health care 0.02%

Rotech Healthcare Inc.[5,12]	342,068	6,110
Common stocks
		Value
Materials 0.02%	Shares	(000)

NewPage Holdings Inc.[5,11,12]	45,840	$ 4,554

Consumer discretionary 0.01%

Revel AC Inc.[5,11,12]	222,053	1,894
American Media, Inc.[4,5,12]	453,779	1,135
		3,029

Energy 0.00%

General Maritime Corp.[4,5,12]	1,716	63
Total common stocks (cost: $128,527,000)		63,759
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[4,5,12]	2,654	18
Total warrants (cost: $671,000)		18
	Principal amount
Short-term securities 10.82%	(000)

Freddie Mac 0.07%–0.16% due 10/22/2013–6/17/2014	$1,201,210	1,200,775
Fannie Mae 0.08%–0.16% due 10/21/2013–8/1/2014	485,040	484,914
Federal Home Loan Bank 0.06%–0.18% due 12/10/2013–9/11/2014	371,965	371,871
Coca-Cola Co. 0.10%–0.15% due 10/10/2013–2/10/2014[4]	294,500	294,452
U.S. Treasury Bills 0.126%–0.158% due 11/14/2013–8/21/2014	95,100	95,059
Procter & Gamble Co. 0.09%–0.14% due 11/5–11/18/2013[4]	90,000	89,995
Private Export Funding Corp. 0.21%–0.235% due 12/2/2013–2/13/2014[4]	70,000	69,970
E.I. duPont de Nemours and Co. 0.06% due 10/18–11/4/2013[4]	66,800	66,797
ExxonMobil Corp. 0.06%–0.08% due 10/15–10/21/2013	51,600	51,597
John Deere Capital Corp. 0.08% due 10/1/2013[4]	50,000	50,000
Merck & Co. Inc. 0.13% due 10/28/2013[4]	50,000	49,998
Google Inc. 0.08% due 12/12/2013[4]	50,000	49,992
Wells Fargo & Co. 0.15% due 11/13/2013	50,000	49,988
Honeywell International Inc. 0.11% due 1/28/2014[4]	50,000	49,980
Jupiter Securitization Co., LLC 0.25% due 10/4/2013[4]	34,500	34,499
Federal Farm Credit Banks 0.13%–0.17% due 10/17–12/2/2013	32,700	32,699
Wal-Mart Stores, Inc. 0.04%–0.06% due 10/7–11/12/2013[4]	28,700	28,699
Army and Air Force Exchange Service 0.06% due 10/25/2013[4]	15,000	14,999
Total short-term securities (cost $3,085,757,000)		3,086,284
Total investment securities (cost: $30,260,959,000)		30,787,665
Other assets less liabilities		(2,271,359)
Net assets		$28,516,306

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $223,835,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 9/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Mexican pesos	11/4/2013	Barclays Bank PLC	MXN65,336	$4,950	$26
South African rand	11/1/2013	UBS AG	ZAR50,644	$5,000	19
					$45

Sales:
Brazilian reais	10/7/2013	Citibank	$14,900	BRL35,225	$(966)
Brazilian reais	10/21/2013	JPMorgan Chase	$17,482	BRL39,575	(277)
Brazilian reais	10/28/2013	JPMorgan Chase	$4,909	BRL11,000	(18)
British pounds	11/22/2013	UBS AG	$9,637	£6,150	(316)
Chilean pesos	10/28/2013	Citibank	$5,111	CLP2,558,250	64
Colombian pesos	10/28/2013	Citibank	$9,115	COP17,250,200	89
Euros	10/21/2013	Citibank	$14,661	€10,975	(188)
Euros	10/25/2013	Citibank	$1,891	€1,400	(3)
Euros	11/6/2013	Citibank	$13,358	€9,900	(37)
Mexican pesos	10/23/2013	Barclays Bank PLC	$45,086	MXN589,995	107
Mexican pesos	11/7/2013	JPMorgan Chase	$9,288	MXN121,550	33
Russian rubles	10/15/2013	JPMorgan Chase	$22,172	RUB737,000	(206)
Turkish lira	11/6/2013	HSBC Bank	$10,930	TRY22,100	62
Turkish lira	11/7/2013	Citibank	$7,449	TRY15,160	(4)
					$(1,660)

Forward currency contracts – net					$(1,615)

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $73,231,000 over the prior 12-month period.

					Unrealized
				Notional	appreciation
				amount	at 9/30/2013
Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)
Pay	3-month USD-LIBOR	3.7900%	9/6/2043	$35,000	$869

1Coupon rate may change periodically.

2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $193,419,000, which represented .68% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,776,002,000, which represented 13.24% of the net assets of the fund.

5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $149,098,000, which represented ..52% of the net assets of the fund.

6Step bond; coupon rate will increase at a later date.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Scheduled interest and/or principal payment was not received.

9A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts and interest rate swaps. The total value of pledged collateral was $6,829,000, which represented .02% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$46,381	$34,287.12%
NewPage Holdings Inc.	9/17/2009–9/9/2011	9,354	4,554.01
CEVA Group PLC, Series A-2, 2.268%
convertible preferred	3/10/2010–1/23/2012	3,703	3,323.01
Revel AC, Inc.	2/14/2011–10/25/2012	23,124	1,894.01
Total restricted securities		$82,562	$44,058.15%

12Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of September 30, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds, notes & loans	$ —	$ 9,550,298	$11,390	$ 9,561,688
	Mortgage-backed obligations	—	8,013,475	—	8,013,475
	U.S. Treasury bonds & notes	—	7,316,354	—	7,316,354
	Bonds & notes of governments & government
	agencies outside the U.S.	—	1,235,868	—	1,235,868
	Federal agency bonds & notes	—	1,011,121	—	1,011,121
	Municipals	—	224,313	—	224,313
	Asset-backed obligations	—	221,090	—	221,090
	Convertible securities	—	12,269	20,112	32,381
	Preferred securities	21,314	—	—	21,314
	Common stocks	—	34,287	29,472	63,759
	Warrants		—	—	18
	Short-term securities	—	3,086,284	—	3,086,284
Total		$21,314	$30,705,359	$60,992	$30,787,665

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 400	$—	$ 400
	Unrealized appreciation on interest rate swaps	—	869	—	869

Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(2,015)	—	(2,015)
Total		$—	$ (746)	$—	$ (746)

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 755,090
Gross unrealized depreciation on investment securities	(327,868)
Net unrealized appreciation on investment securities	427,222
Cost of investment securities for federal income tax purposes	30,360,443

Key to abbreviations and symbols

BRL = Brazilian reais	MXN = Mexican pesos	TRY = Turkish lira
CLP = Chilean pesos	NGN = Nigerian naira	UYU = Uruguayan pesos
COP = Colombian pesos	PHP = Philippine pesos	ZAR = South African rand
€ = Euros	PLN = Polish zloty
£ = British pounds	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-1113O-S37713

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 27, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 27, 2013